                               SEMI-ANNUAL REPORT

                           [LEADER MUTUAL FUNDS LOGO]

                               FEBRUARY 28, 2001

                                                     LEADER Growth & Income Fund
                                                            LEADER Balanced Fund
                                                     LEADER Tax-Exempt Bond Fund
                                        LEADER Intermediate Government Bond Fund
                                                     LEADER Short Term Bond Fund
                                             LEADER Tax-Exempt Money Market Fund
                                                        LEADER Money Market Fund
                                               LEADER Treasury Money Market Fund

TABLE OF CONTENTS

LEADER MUTUAL FUNDS
SEMI-ANNUAL REPORT
FEBRUARY 28, 2001


Letter from the President ...............................................      1
LEADER Growth & Income Fund .............................................      2
LEADER Balanced Fund ....................................................      3
LEADER Tax-Exempt Bond Fund .............................................      4
LEADER Intermediate Government Bond Fund ................................      5
LEADER Short Term Bond Fund .............................................      6
LEADER Tax-Exempt Money Market Fund .....................................      7
LEADER Money Market Fund ................................................      8
LEADER Treasury Money Market Fund .......................................      9
Schedule of Portfolio Investments .......................................     10
Statements of Assets and Liabilities ....................................     42
Statements of Operations ................................................     45
Statements of Changes in Net Assets .....................................     48
Financial Highlights ....................................................     51
Notes to the Financial Statements .......................................     69

LETTER FROM THE PRESIDENT

DEAR SHAREHOLDER,

    We are pleased to provide you with this semi-annual report for the LEADER Mutual Funds. Inside you will find a review of your fund's strategy and performance for the six-month period ended February 28, 2001.

CLIMATE PROVES CHALLENGING AND REWARDING

    The last six months proved to be a challenging environment for stocks and a rewarding environment for bonds. The dramatic slowdown in economic growth, along with sagging corporate earnings, expanding job layoffs, and declining consumer confidence, kept the stock market deep in negative territory during the period. Just as they had fueled the rally of late 1999 and early 2000, technology stocks led the plunge of the last six months.

    On the other hand, the bond market registered attractive performance, primarily due to declining interest rates. In addition, the slowing economy and the stock market's troubles helped spur a renewed interest in fixed-income securities. Not only did most bond market indexes outperform the stock market averages, but they also generated strong equity-like returns for the six-month period.

REINFORCEMENT FOR KEY PRINCIPLES

    Times such as the past six months reinforce the importance of diversification. As history demonstrates, stocks and bonds often have an inverse performance relationship. By investing in both of these asset classes, you can spread your return potential and risk profile among securities that generally respond differently to various market conditions.

    The events of the last six months also underscore the importance of maintaining a long-term perspective. Stocks can experience wide performance swings over short time periods. That is why they may not be appropriate for your shorter-term goals. However, over longer periods, market volatility tends to subside and performance tends to even out, making stocks important investments for your long-term goals.

EXPANDING OUR FUND FAMILY

    In our ongoing effort to provide you with a broad selection of mutual funds, we are pleased to announce the addition of four new LEADER Funds. On September 6, 2000, we welcomed the LEADER Tax-Exempt Money Market Fund and the LEADER Treasury Money Market Fund and on January 2, 2001, the LEADER Balanced Fund and the LEADER Short Term Bond Fund.

    We appreciate your ongoing support of the LEADER Funds. If you have any questions about our funds, please call us at 1-800-219-4182. We look forward to continuing to expand our fund family so that we may help you achieve all of your investment goals.



    Sincerely,

    /s/ Walter B. Grimm
    Walter B. Grimm
    President

LEADER GROWTH & INCOME FUND
                       PORTFOLIO MANAGER: Gary J. Guthrie, Senior Vice President

OBJECTIVE

The LEADER Growth & Income Fund seeks long-term growth of capital, current income and growth of income. The Fund intends to hold a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility.

Q&A

HOW DID THE FUND PERFORM?

    For the six-month period ended February 28, 2001, the Fund's Investor Shares (exclusive of sales load)(1) posted total return of -18.58%. The total return for the Fund's peer group, the Lipper Large-Cap Core Funds Index(2) was -19.43% for the period.

    Large-cap stocks remained on a downward course during the period, with technology shares leading the way. A variety of woes, including a rapid slowdown in economic growth, downward earnings revisions, layoffs and declining consumer confidence, worked against the market and left nervous investors wondering when the downdraft would reverse course.

WHAT WERE YOUR KEY STRATEGIES?

    We started the period with a 34% weighting in technology, which represented the Fund's largest sector. As these stocks continued to fall, we added exposure to consumer products and banking and finance issues to offset some of the technology weakness.*

HOW WAS THE FUND INVESTED?

    As of February 28, 2001, the Fund was invested in 78 companies representing 29 industries. The Fund remained broadly diversified, with Pfizer, Inc. being the single-largest equity holding at (5.05% of net assets). The Fund's 10 largest equity holdings represented approximately 27.6% of the portfolio. The top ten holdings were Pfizer, Inc., Amgen, Inc. (3.58%), Exxon Mobil Corp. (3.51%), General Electric Co. (3.03%), Fannie Mae Corp. (2.47%), Sun Microsystems, Inc. (2.22%), Anheuser-Busch Cos, Inc. (2.03%), AOL Time Warner, Inc. (1.91%), Medtronic, Inc. (1.90%), and Microsoft Corp. (1.86%).*

WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?

    We expect the rapidly slowing economy and near-term downward earnings forecasts to continue to weigh heavily on the stock market. With the Federal Reserve Board (the "Fed") expected to cut rates further and Congress expected to provide tax relief, the equity markets may show an increased level of volatility. In our opinion, companies that can best weather the storm will probably be in industries such as energy, finance, defense and pharmaceuticals.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
(1) With the maximum sales charge of 5.50%, the total return for the six months ended February 28, 2001 was -23.06%.
(2) The Lipper Large-Cap Core Funds Index consists of managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Investors cannot invest directly in an index, although they can invest in its underlying securities.
*        The composition of the Fund's holdings is subject to change.

LEADER BALANCED FUND
               PORTFOLIO MANAGERS: Gary J. Guthrie, Senior Vice President and
                                   Lucy Kasson, Vice President

OBJECTIVE

The LEADER Balanced Fund seeks to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. Invests in a combination of equity securities, fixed income securities and money market instruments. Under normal market conditions the Fund will invest at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities.

Q&A

HOW DID THE FUND PERFORM?

    For the period from the Fund's inception on January 3, 2001, through February 28, 2001, the Fund's Investor Shares (exclusive of sales load)(1) posted an average total return of -1.70%. The Fund's peer group, the Lipper Balanced Funds Index,(2) showed a total return of -1.84% for the same period.

HOW WERE THE ASSETS OF THE PORTFOLIO ALLOCATED?

    We launched the Fund with a lower-than-normal allocation to equities, due to the volatility and uncertainty in the stock market. Equities comprised 34% of the portfolio, fixed-income 61%, and cash reserves 5.0%. Our target allocation is 50% equity, 50% fixed-income.*

WHAT WERE YOUR KEY STRATEGIES?

    In the fixed-income portfolio we invested in a variety of government and high-quality corporate securities, focusing on those offering higher coupons, and good call protection. The call feature refers to the bond issuer's ability to repay the bond before its maturity date. In a declining interest rate environment, bond issuers often call their bonds so they can refinance their debt at a lower interest rate. Investors who hold those bonds are then forced to reinvest their proceeds in an environment of falling interest rates and rising bond prices. However, when a bond has call protection, its issuer is prohibited from calling the debt within a specified period.

    Within the government sector, we chose to primarily purchase securities backed by the full faith and credit of the U.S. government. Because this is a new fund with a growing asset base, we wanted to focus on highly marketable holdings, and securities with the full credit backing of the U.S. government are more marketable than agency securities. We also expected these securities to appreciate faster and greater than other types of bonds.

    In the corporate sector, quality was an essential consideration. In this environment of slowing economic growth, market uncertainty and investor nervousness, lower-quality bonds fell under increasing pressure. Therefore, we only purchased bonds with credit quality ratings of A or better.

    Within the equity portfolio, we cautiously began building positions in a weak stock market. We concentrated on those companies we expect to hold up well in the volatile market climate, and those we believed were oversold.

WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?

    We believe that interest rates will continue to decline and that economic growth will gain some steam later in the year, and corporate bonds should respond with improving credit quality.

    Near term, we expect the rapidly slowing economy and downward earnings forecasts to weigh heavily on the stock market. In fact, the market may show an increased level of volatility, due to the anticipated Fed rate cuts and expected tax relief. We believe companies in the energy, finance, defense and pharmaceutical industries are best suited to weather the storm.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
(1) With the maximum sales charge of 5.50%, the total return for the period ended February 28, 2001 was -7.09%.
(2) The Lipper Balanced Funds Index consists of managed mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. Investors cannot invest directly in an index, although they can invest in its underlying securities.
*        The composition of the Fund's holding is subject to change.

LEADER TAX-EXEMPT BOND FUND+
                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

OBJECTIVE

The LEADER Tax-Exempt Bond Fund is designed to produce current income that is exempt from federal income tax consistent with preservation of capital.

Q&A

HOW DID THE FUND PERFORM?

    For the six-month period ended February 28, 2001, the Fund's Investor Shares (exclusive of sales load)(1) posted a total return of 3.05%. The Fund's peer group, the Lipper Intermediate Municipal Debt Funds Index,(2) posted a return of 4.58% for the six-month period.

    The Fund's 30-day total effective yield as of February 28, 2001, was 4.29% (Investor Shares). For investors in the 39.6% income tax bracket, this tax-exempt yield translates to a taxable-equivalent yield of 7.10%.

WHAT WERE YOUR KEY INVESTMENT STRATEGIES?

    We focused on maintaining a broadly diversified, high-quality portfolio. Early in the period, we felt that the portfolio's weighting in Texas municipal bonds was a bit high, so we sold some of those securities. This helped improve the diversification of the portfolio. Nevertheless, in terms of state exposure, Texas still held the largest weighting at 15%. We maintained this posture because we believe bonds issued in the state were attractively priced relative to the market as a whole.*

    Our focus on high-quality securities proved to be an effective strategy during the period, as high-quality bonds outperformed their lower-quality counterparts. As of February 28, 2001, 64% of the Fund's securities was rated AAA; 31% was rated AA; and 5% was rated A. In addition, we emphasized non-callable bonds and bonds with good call protection. The call feature refers to the bond issuer's ability to repay the bond before its maturity date. In a declining interest rate environment, bond issuers often call their bonds so they can refinance their debt at a lower interest rate. Investors who hold those bonds are then forced to reinvest the proceeds when interest rates are falling and bond prices are rising. Bonds with call protection prohibit bond issuers from calling their debt within a specified time frame.*

    The Fund also benefited from our focus on intermediate-term securities. Throughout the reporting period, bonds in the 4.5-year to 7.0-year maturity range offered the best relative performance, primarily because demand in this area was the greatest. The Fund ended the six-month period with an average maturity of 6.24 years.*

WHAT IS YOUR OUTLOOK FOR THE MARKET?

    We expect interest rates to continue to decline over the near term. As such, we will continue to focus on non-callable bonds and bonds with good call protection. Credit concerns may continue to plague the market, due to the slowing economy, so our focus on high-quality securities may continue to prove effective. We believe the volatile stock market will continue to fuel interest in municipal bonds, as investors looked to shift their assets to more conservative holdings, such as municipal bond funds.

    Looking ahead, Congress will continue to debate the issue of tax cuts. However, ultimately, we expect tax relief to be moderate and its effects to be slow. Therefore, we do not think that tax cuts will have a significant impact on municipal securities.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
+ A portion of the Fund's income may be subject to the federal alternative minimum tax and/or to certain state and local taxes.
(1) With the maximum sales charge of 4.75%, the total return for the six months ended February 28, 2001 was -1.83%.

(2) The Lipper Intermediate Municipal Debt Funds Index consists of managed mutual funds that invests in municipal debt issues with dollar-weighted average maturities of five to ten years. Investors cannot invest directly in an index, although they can invest in its underlying securities.
*        The composition of the Fund's holdings is subject to change.

LEADER INTERMEDIATE GOVERNMENT BOND FUND
                              PORTFOLIO MANAGER: L. Clark Zedric, Vice President

OBJECTIVE

The LEADER Intermediate Government Bond Fund is designed to produce current income consistent with preservation of capital. By limiting the maturity of its portfolio securities, the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

Q&A

HOW DID THE FUND PERFORM?

    The Fund's Investor Shares (exclusive of sales load)(1) produced an average total return of 7.00% for the six-month period ended February 28, 2001. The Fund's peer group, the Lipper Intermediate U.S. Government Funds Index,(2) posted a total return of 7.54% for the six-month period.

WHAT CONTRIBUTED TO THIS STRONG RETURN?

    Interest rates declined during the six-month period, which caused bond prices to increase. The largest rate declines were in the two-year maturity area and the 5- to 10-year range. The Fund's focus on this range led to solid performance. Furthermore, the Fund invested in higher-quality securities, which outperformed their lower-quality counterparts, given the concerns over economic growth that emerged during the period.

WHAT WERE YOUR KEY STRATEGIES?

    As always, we continued to focus on bonds that represented good value. Our goal is to purchase good-quality bonds and hold them until either maturity or we find better value elsewhere.

    We also continued to implement a "laddered" strategy, whereby we invested similar dollar amounts in a successive range of maturities. This "rolling" strategy helps lessen the impact of interest rate fluctuations on the portfolios and ensures that some bonds mature each year. As those bonds mature, we reinvest the proceeds further up the ladder. The strategy is designed to help generate a large percent of the income of 30-year bonds with far less volatility.

    Early in the period, we focused on filling the ladder with short-term bonds, based on our assumption that the yield curve would move from an inverted slope to a positive slope, generating price appreciation at the short end. (An inverted yield curve is an unusual situation in which yields on short-term bonds are higher than yields on longer-term bonds.) Our assumption proved true, as short-term rates declined and the yield curve returned to a more normal posture, in which yields on long-term securities were higher than yields on shorter-term securities.

HOW WAS THE FUND INVESTED?

    As of February 28, 2001, approximately 65% of the Fund was invested in government agency securities, and 30.6% was invested in corporate securities. The Fund maintained its high credit-quality profile, holding no securities with a credit-quality rating lower than A. At the end of the period, 70.5% of the Fund's securities were rated AAA; 16.3% were rated AA; and 13.2% were rated A.*

WHAT IS YOUR OUTLOOK FOR THE FUND?

    Looking ahead, we will concentrate on maintaining a full ladder. In addition, we plan to maintain our commitment to high-quality corporate bonds to help capture the yield advantages they offer relative to agency securities.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
(1) With the maximum sales charge of 4.75%, the total return for the six months ended February 28, 2001 was 1.89%.
(2) The Lipper Intermediate U.S. Government Funds Index consists of managed mutual funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years. Investors cannot invest directly in an index, although they can invest in its underlying securities.
*        The composition of the Fund's holdings is subject to change.

LEADER SHORT TERM BOND FUND
                          Portfolio Manager: L. Clark Zedric, Vice President and
                                             James W. Duies, Portfolio Manager

OBJECTIVE

The LEADER Short Term Bond Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests in U.S. corporate and government issues, and mortgage-backed and other asset backed securities. The Fund invests primarily in investment grade bonds rated BBB or better. The average maturity of the Fund will be 3 years or less.

Q&A

HOW DID THE FUND PERFORM?

    For the period from the Fund's inception on January 5, 2001, through February 28, 2001, the Fund's Institutional Shares had an average total return of 0.64%. The average total return for the Fund's peer group, the Lipper Short Investment Grade Debt Funds Index,(1) was 1.56% for the period.

HOW WAS THE FUND INVESTED?

    Our first moves were to purchase three-month discount paper and agency securities. These investments gave us the flexibility to quickly act when bonds meeting our value criteria became available.*

    We were able to take advantage of several bond issues that normally would have been out of our range, due to the Fund's small size. In these instances, brokers who wanted to close out a deal sold us the remaining pieces of larger bond issuances. Because the brokers were anxious to sell these small lots, we were able to purchase them at attractive prices.

WHAT IS YOUR OUTLOOK FOR THE FUND?

    Over the near term, we plan to focus our attention on growing the Fund's assets so that we can continue purchasing attractively valued bonds.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
(1) The Lipper Short Investment Grade Debt Funds Index consists of managed mutual funds that invests at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years. Investors cannot invest directly in an index, although they can invest in its underlying securities.
*        The composition of the Fund's holdings is subject to change.

LEADER TAX-EXEMPT MONEY MARKET FUND+
                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

OBJECTIVE

The LEADER Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income tax consistent with preservation of capital and liquidity. The Fund invests in high quality short-term tax-exempt money market instruments with maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM?

    The Fund's Investor Shares produced a seven-day yield and seven-day total effective yield of 2.50% and 2.53%, respectively, for the period ended February 28, 2001. For investors in the 39.6% tax bracket, this tax-exempt yield translates to a seven-day taxable-equivalent yield of 4.14%.

WHAT WERE YOUR KEY STRATEGIES?

    Our primary strategy for the Fund, which commenced operations on September 6, 2001, was to maintain a short average maturity. We felt this was a sensible strategy, given this was a new fund with a smaller asset base.
    As of February 28, 2001, the Fund's average maturity was 35 days.*

HOW WAS THE FUND INVESTED?

    Because our goal was to maintain a relatively short average maturity, we focused on variable-rate securities with daily, weekly and monthly maturities. Approximately 75% of the Fund was invested in variable-rate securities, while the remainder was invested in fixed-rate instruments.*

WHAT IS YOUR OUTLOOK FOR THE FUND?

    We plan to maintain our emphasis on variable-rate securities for the liquidity benefits they afford the Fund. We feel that it is appropriate to stick with a shorter average maturity as the Fund continues to grow. That way, our shareholders are better protected from any large liquidations. As the Fund's asset base increases, we anticipate extending the Fund's average maturity to capture higher yields.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.
+ A portion of the Fund's income may be subject to the federal alternative minimum tax and/or to certain state and local taxes.
*        The composition of the Fund's holdings is subject to change.

LEADER MONEY MARKET FUND
                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

OBJECTIVE

The LEADER Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in high quality, short-term money market instruments with remaining maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM DURING THE PERIOD?

    The Fund's Investor Shares produced a seven-day yield and seven-day total effective yield of 4.71% and 4.82%, respectively, as of February 28, 2001. This represents a decline in yield since our August 31, 2000 report, which reflects the general decline in short-term interest rates triggered by the Fed's easing of monetary policy.

WHAT WERE YOUR KEY STRATEGIES?

    Our primary strategy during most of the period was to keep the average maturity of the portfolio at a moderate level. Normally, in a declining interest rate environment we would look to extend the portfolio's average maturity, locking in the higher yields available from longer-term securities. However, the rapid slowdown in U.S. economic growth quickly became a concern. Furthermore, questions regarding the severity of the latest round of rate cuts and the speed at which rates were declining caused us to remain cautious toward the Fund's average maturity. This market uncertainty led to valuations we felt were artificially high. As such, we decided that waiting for prices to come back down to reasonable levels was a more prudent strategy than locking in expensive yields.

    As of February 28, 2001, the Fund's average maturity was 47 days.*

HOW WAS THE FUND INVESTED?

    Approximately half of the Fund's assets were invested in high-quality commercial paper. The remainder of the Fund was invested in corporate debt obligations, government and agency securities and other high-quality, short-term instruments.*

WHAT IS YOUR OUTLOOK FOR THE FUND?

    We expect continued uncertainty regarding the magnitude of the Fed's rate cuts. This uncertainty may cause valuations on many money market securities to remain exaggerated. Therefore, we plan to gradually reinvest the Fund's cash, as we wait for prices to move back to levels that are more attractive.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.
*        The composition of the Fund's holding is subject to change.

LEADER TREASURY MONEY MARKET FUND
                                  PORTFOLIO MANAGER: Lucy Kasson, Vice President

OBJECTIVE

The LEADER Treasury Money Market Fund seeks a high level of current income consistent with stability of principal and liquidity. The Fund invests primarily in high quality, short-term money market securities whose interest and principal payments are backed by the full faith of the U.S. government with remaining maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM?

    The Fund's Investor Shares produced a seven-day yield and seven-day total effective yield of 4.56% and 4.67%, respectively, for the period ended February 28, 2001.

WHAT WERE YOUR KEY STRATEGIES?

    The Fund commenced operations on September 6, 2000. At that time, we anticipated that interest rates would be coming down, so we focused on extending the portfolio's average maturity and purchasing securities with relatively high yields. However, we eventually altered that strategy when it became clear that the uncertainty surrounding the rapid slowdown in economic growth and the Fed's response was inflating prices on short-term securities. We adopted a more moderate strategy, choosing to wait for prices to stabilize rather than locking in expensive yields.

HOW WAS THE FUND INVESTED?

    Approximately 94.8% of the Fund was invested in fixed-rate government and agency securities. The remainder was invested in variable-rate government and agency securities.*

WHAT IS YOUR OUTLOOK FOR THE FUND?

    We expect continued uncertainty regarding the magnitude of the Fed's rate cuts. This uncertainty may cause valuations on many money market securities to remain exaggerated. Therefore, we plan to gradually reinvest the Fund's cash, as we wait for prices to move back to levels that are more attractive.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.
*        The composition of the Fund's holding is subject to change.

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                                               MARKET
                   SECURITY DESCRIPTION                        SHARES          VALUE
                   --------------------                      ----------    --------------
COMMON STOCKS -- (86.4%)
  AIR TRAVEL -- (0.5%)
     Delta Air Lines.......................................      20,000    $      842,400
                                                                           --------------
  ALUMINUM -- (1.3%)
     Aluminum Company of America...........................      60,000         2,145,600
                                                                           --------------
  AUTOMOBILES & TRUCKS -- (1.5%)
     Ford Motor Company....................................      87,408         2,430,816
                                                                           --------------
  BREWERY -- (2.0%)
     Anheuser-Busch Companies..............................      75,000         3,277,500
                                                                           --------------
  CHEMICALS -- (1.5%)
     Dow Chemical..........................................      75,000         2,460,750
                                                                           --------------
  COMPUTER SOFTWARE -- (3.8%)
     Computer Sciences Corporation*........................      40,000         2,388,400
     Microsoft*............................................      50,800         2,997,200
     Oracle*...............................................      40,000           760,000
                                                                           --------------
                                                                                6,145,600
                                                                           --------------
  COMPUTERS & BUSINESS EQUIPMENT -- (6.3%)
     Cisco Systems*........................................     115,000         2,724,063
     Dell Computer*........................................      80,000         1,750,000
     Gateway*..............................................      50,000           860,000
     Hewlett-Packard.......................................      40,000         1,154,000
     Sun Microsystems*.....................................     180,000         3,577,500
                                                                           --------------
                                                                               10,065,563
                                                                           --------------
  DIVERSIFIED OPERATIONS -- (3.0%)
     General Electric......................................     105,000         4,882,500
                                                                           --------------
  DRUGS & HEALTHCARE -- (15.9%)
     Amgen*................................................      80,000         5,765,000
     Bristol-Myers Squibb..................................      40,000         2,536,400
     Johnson & Johnson.....................................      20,000         1,946,600
     Lilly (Eli) & Company.................................      35,000         2,781,100
     Merck & Company.......................................      30,200         2,422,040

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                                               MARKET
                   SECURITY DESCRIPTION                        SHARES          VALUE
                   --------------------                      ----------    --------------
COMMON STOCKS -- (CONTINUED)
  DRUGS & HEALTHCARE -- (CONTINUED)
     Pfizer................................................     181,000    $    8,145,001
     Pharmacia.............................................      35,000         1,809,500
                                                                           --------------
                                                                               25,405,641
                                                                           --------------
  ELECTRONIC COMPONENTS -- (3.3%)
     Applied Materials*....................................      40,000         1,690,000
     Intel.................................................      80,000         2,285,000
     Texas Instruments.....................................      47,400         1,400,670
                                                                           --------------
                                                                                5,375,670
                                                                           --------------
  FINANCE & BANKING -- (11.6%)
     Bank of America.......................................      30,000         1,498,500
     Bank One..............................................      33,200         1,170,964
     Citigroup.............................................      48,333         2,377,017
     Fannie Mae............................................      50,000         3,985,000
     First Union...........................................      30,000           971,100
     Hartford Financial Services Group.....................      20,000         1,277,000
     J.P. Morgan Chase & Company...........................      51,000         2,379,660
     Mellon Financial......................................      36,600         1,694,946
     SouthTrust............................................      38,500         1,629,031
     Wells Fargo...........................................      30,200         1,499,128
                                                                           --------------
                                                                               18,482,346
                                                                           --------------
  FOOD & BEVERAGES -- (1.5%)
     Coca-Cola.............................................      16,000           848,480
     PepsiCo...............................................      35,600         1,640,448
                                                                           --------------
                                                                                2,488,928
                                                                           --------------
  HOUSEHOLD PRODUCTS -- (1.9%)
     Colgate-Palmolive.....................................      25,000         1,476,250
     Procter & Gamble......................................      22,000         1,551,000
                                                                           --------------
                                                                                3,027,250
                                                                           --------------
  MEDICAL INSTRUMENTS -- (1.9%)
     Medtronic.............................................      60,000         3,070,800
                                                                           --------------

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                                               MARKET
                   SECURITY DESCRIPTION                        SHARES          VALUE
                   --------------------                      ----------    --------------
COMMON STOCKS -- (CONTINUED)
  MULTIMEDIA -- (1.9%)
     AOL Time Warner*......................................      69,900    $    3,077,697
                                                                           --------------
  OIL & GAS -- (10.0%)
     BP Amoco PLC - ADR....................................      54,200         2,688,320
     Conoco, Class B.......................................      79,847         2,274,841
     El Paso Corporation...................................      24,600         1,729,380
     Exxon Mobil...........................................      69,868         5,662,801
     Texaco................................................      42,000         2,692,200
     Ultramar Diamond Shamrock.............................      25,000           910,000
                                                                           --------------
                                                                               15,957,542
                                                                           --------------
  PAPER -- (2.8%)
     Boise Cascade.........................................      20,000           641,600
     Georgia-Pacific Group.................................      70,000         2,100,700
     Kimberly-Clark........................................      25,000         1,787,500
                                                                           --------------
                                                                                4,529,800
                                                                           --------------
  RAILROADS -- (0.4%)
     Burlington Northern Santa Fe..........................      23,800           714,238
                                                                           --------------
  RESTAURANTS -- (0.5%)
     McDonald's............................................      29,400           864,360
                                                                           --------------
  RETAIL -- (3.0%)
     Lowe's................................................      30,000         1,676,400
     Wal-Mart Stores.......................................      45,000         2,254,050
     Walgreen Company......................................      20,000           886,400
                                                                           --------------
                                                                                4,816,850
                                                                           --------------
  TELECOMMUNICATION EQUIPMENT -- (3.1%)
     Corning...............................................      42,000         1,138,200
     General Motors, Class H...............................      60,000         1,360,200
     Lucent Technologies...................................      50,000           579,500
     Nokia Oyj - ADR.......................................      62,000         1,341,060
     Nortel Networks.......................................      35,000           647,150
                                                                           --------------
                                                                                5,066,110
                                                                           --------------

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                                               MARKET
                   SECURITY DESCRIPTION                        SHARES          VALUE
                   --------------------                      ----------    --------------
COMMON STOCKS -- (CONTINUED)
  TELECOMMUNICATIONS -- (5.9%)
     Qwest Communications International*...................      45,826    $    1,694,187
     SBC Communications....................................      29,200         1,392,840
     Sprint................................................      60,000         1,341,600
     Sprint (PCS)*.........................................      40,000         1,006,000
     Tellabs*..............................................      35,000         1,524,688
     Verizon Communications................................      35,990         1,781,504
     WorldCom*.............................................      47,500           789,688
                                                                           --------------
                                                                                9,530,507
                                                                           --------------
  TOBACCO -- (1.8%)
     Philip Morris Companies...............................      60,000         2,890,800
                                                                           --------------
  UTILITIES -- (1.0%)
     GPU...................................................      25,000           774,750
     Xcel Energy...........................................      31,000           874,200
                                                                           --------------
                                                                                1,648,950
                                                                           --------------
TOTAL COMMON STOCKS -- (Cost $98,160,725)..................                   139,198,218
                                                                           --------------
PREFERRED STOCKS -- (4.5%)
  FINANCE & BANKING -- (2.4%)
     AT&T Capital..........................................      40,000         1,038,000
     Harris Preferred Capital, Series A....................      30,000           742,500
     MediaOne Financial Trust..............................      40,000         1,030,000
     Merrill Lynch Capital Trust...........................      40,000         1,000,400
                                                                           --------------
                                                                                3,810,900
                                                                           --------------
  INSURANCE -- (0.5%)
     Allstate..............................................      35,000           862,750
                                                                           --------------
  OIL & GAS -- (0.3%)
     UDS Capital, Series I.................................      20,000           501,200
                                                                           --------------
  TELECOMMUNICATIONS -- (0.5%)
     Motorola Capital Trust................................      40,000           874,800
                                                                           --------------

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                        AMOUNT          VALUE
                   --------------------                      ----------    --------------
  UTILITIES -- (0.8%)
     Duke Energy Capital Trust.............................      30,000    $      749,700
     KCPL Financing, Series I..............................      20,000           505,000
                                                                           --------------
                                                                                1,254,700
                                                                           --------------
TOTAL PREFERRED STOCKS -- (Cost $7,375,000)................                     7,304,350
                                                                           --------------
GOVERNMENT AND AGENCY BONDS -- (7.4%)
  FEDERAL AGENCY -- (7.4%)
     FEDERAL HOME LOAN BANK -- (7.4%)
       zero coupon, 3/23/2001..............................  $2,000,000         1,993,228
       zero coupon, 4/16/2001..............................   5,000,000         4,966,578
       5.875%, 12/28/2001..................................   5,000,000         5,030,450
                                                                           --------------
                                                                               11,990,256
                                                                           --------------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $12,002,182)....                    11,990,256
                                                                           --------------
SHORT TERM INVESTMENTS -- (4.0%)
  MUTUAL FUND -- (4.0%)
     Goldman Sachs Financial Square Prime Obligation
       Fund................................................   6,389,390         6,389,390
                                                                           --------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $6,389,390)..........                     6,389,390
                                                                           --------------
TOTAL INVESTMENTS -- (Cost $123,927,297)(a) -- 102.3%......                   164,882,214
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.3)%............                    (3,649,657)
                                                                           --------------
TOTAL NET ASSETS -- 100.0%.................................                $  161,232,557
                                                                           ==============

---------------

Percentages indicated are based on net assets of $161,232,557.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $ 51,193,948
Unrealized depreciation.....................................   (10,239,031)
                                                              ------------
Net unrealized appreciation.................................  $ 40,954,917
                                                              ============

*  Represents non-income producing securities.

ADR -- American Depositary Receipt

              See accompanying notes to the financial statements.

                              LEADER BALANCED FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                                                MARKET
                    SECURITY DESCRIPTION                        SHARES          VALUE
                    --------------------                      -----------    ------------
COMMON STOCKS -- (35.7%)
  AEROSPACE -- (1.1%)
     Lockheed Martin........................................       15,000    $    561,900
                                                                             ------------
  BREWERY -- (1.3%)
     Anheuser-Busch Companies...............................       15,000         655,500
                                                                             ------------
  CHEMICALS -- (1.1%)
     DuPont (EI) de Nemours & Company.......................       12,000         524,280
                                                                             ------------
  COMPUTER SOFTWARE -- (0.8%)
     Oracle*................................................       20,000         380,000
                                                                             ------------
  COMPUTERS & BUSINESS EQUIPMENT -- (0.7%)
     Sun Microsystems*......................................       17,000         337,875
                                                                             ------------
  CONSTRUCTION & HOUSING -- (0.7%)
     Centex Corporation.....................................        9,000         370,440
                                                                             ------------
  DIVERSIFIED OPERATIONS -- (2.2%)
     General Electric.......................................       12,000         558,000
     Tyco International.....................................       10,000         546,500
                                                                             ------------
                                                                                1,104,500
                                                                             ------------
  DRUGS & HEALTHCARE -- (6.5%)
     Amgen*.................................................       10,000         720,625
     Bristol-Myers Squibb...................................       10,000         634,100
     Lilly (Eli) & Company..................................        9,000         715,140
     Medtronic..............................................       10,000         511,800
     Merck & Company........................................        8,000         641,600
                                                                             ------------
                                                                                3,223,265
                                                                             ------------
  FINANCE & BANKING -- (7.2%)
     Bank of America........................................       12,000         599,400
     Citigroup..............................................       12,000         590,160
     Fannie Mae.............................................        7,000         557,900
     J.P. Morgan Chase & Company............................       14,000         653,240

                                   continued

                              LEADER BALANCED FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                                                MARKET
                    SECURITY DESCRIPTION                        SHARES          VALUE
                    --------------------                      -----------    ------------
COMMON STOCKS -- (CONTINUED)
  FINANCE & BANKING -- (CONTINUED)
     SouthTrust.............................................       16,000    $    677,000
     Wells Fargo............................................       11,000         546,040
                                                                             ------------
                                                                                3,623,740
                                                                             ------------
  FOOD & BEVERAGES -- (1.9%)
     ConAgra Foods..........................................       20,000         393,600
     PepsiCo................................................       12,000         552,960
                                                                             ------------
                                                                                  946,560
                                                                             ------------
  HOUSEHOLD PRODUCTS -- (1.2%)
     Colgate-Palmolive......................................       10,000         590,500
                                                                             ------------
  OIL & GAS -- (4.2%)
     BP Amoco PLC - ADR.....................................       10,000         496,000
     El Paso Corporation....................................       12,300         864,690
     Exxon Mobil............................................        9,000         729,450
                                                                             ------------
                                                                                2,090,140
                                                                             ------------
  RETAIL -- (2.0%)
     Lowe's.................................................       10,000         558,800
     Walgreen Company.......................................       10,000         443,200
                                                                             ------------
                                                                                1,002,000
                                                                             ------------
  TELECOMMUNICATIONS -- (3.4%)
     Corning................................................       15,000         406,500
     Nortel Networks........................................       20,000         369,800
     Tellabs*...............................................       10,000         435,625
     Verizon Communications.................................       10,000         495,000
                                                                             ------------
                                                                                1,706,925
                                                                             ------------
  TOBACCO -- (1.4%)
     Philip Morris Companies................................       15,000         722,700
                                                                             ------------
TOTAL COMMON STOCKS -- (Cost $18,926,200)...................                   17,840,325
                                                                             ------------

                                   continued

                              LEADER BALANCED FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                                SHARES
                                                                  OR
                                                               PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                      -----------    ------------
CORPORATE BONDS -- (8.3%)
  AUTOMOBILES & TRUCKS -- (2.0%)
     DaimlerChrysler
       7.75%, 1/18/2011.....................................  $ 1,000,000    $    998,910
                                                                             ------------
  FINANCE & BANKING -- (2.1%)
     First Union National Bank
       7.125%, 10/15/2006...................................    1,000,000       1,037,540
                                                                             ------------
  TELECOMMUNICATIONS -- (2.1%)
     British Telecom PLC
       8.125%, 12/15/2010...................................    1,000,000       1,043,700
                                                                             ------------
  UTILITIES -- (2.1%)
     AT&T
       7.75%, 3/1/2007......................................    1,000,000       1,044,380
                                                                             ------------
TOTAL CORPORATE BONDS -- (Cost $4,074,838)..................                    4,124,530
                                                                             ------------
GOVERNMENT AND AGENCY BONDS -- (56.2%)
  FEDERAL AGENCIES -- (56.2%)
     FANNIE MAE -- (11.7%)
       6.625%, 10/15/2007...................................    2,000,000       2,128,440
       6.00%, 5/15/2008.....................................    2,000,000       2,053,120
       7.25%, 1/15/2010.....................................    1,500,000       1,661,955
                                                                             ------------
                                                                                5,843,515
                                                                             ------------
     FEDERAL FARM CREDIT BANK -- (3.3%)
       7.00%, 9/1/2015......................................    1,500,000       1,645,545
                                                                             ------------

                                   continued

                              LEADER BALANCED FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                               PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                      -----------    ------------
     FEDERAL HOME LOAN BANK -- (37.0%)
       zero coupon, 3/1/2001................................  $ 5,700,000    $  5,699,217
       5.00%, 1/30/2002.....................................    2,000,000       2,002,820
       6.875%, 8/15/2005....................................    3,000,000       3,182,340
       6.21%, 6/2/2009......................................    2,000,000       2,058,440
       7.00%, 8/15/2014.....................................    5,000,000       5,510,150
                                                                             ------------
                                                                               18,452,967
                                                                             ------------
     SALLIE MAE -- (4.2%)
       6.55%, 12/2/2013.....................................    2,000,000       2,117,180
                                                                             ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $28,093,038)........................................                   28,059,207
                                                                             ------------
SHORT TERM INVESTMENTS -- (4.7%)
  MUTUAL FUND -- (4.7%)
     Goldman Sachs Financial Square Prime Obligation Fund...    2,362,466       2,362,466
                                                                             ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $2,362,466)...........                    2,362,466
                                                                             ------------
TOTAL INVESTMENTS -- (Cost $53,456,542)(a) -- 104.9%........                   52,386,528
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.9)%.............                   (2,468,191)
                                                                             ------------
TOTAL NET ASSETS -- 100.0%..................................                 $ 49,918,337
                                                                             ============

---------------

Percentages indicated are based on net assets of $49,918,337.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation.....................................    $   605,494
Unrealized depreciation.....................................     (1,675,508)
                                                                -----------
Net unrealized depreciation.................................    $(1,070,014)
                                                                ===========

*  Represents non-income producing securities.

ADR -- American Depositary Receipt

              See accompanying notes to the financial statements.

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                              PRINCIPAL       MARKET
                    SECURITY DESCRIPTION                       AMOUNT         VALUE
                    --------------------                      ---------    ------------
MUNICIPAL BONDS -- (96.9%)
  ALASKA -- (3.8%)
     Anchorage Alaska, General Obligation
       Series A, 5.625%, 9/1/2016...........................  $ 750,000    $    792,615
                                                                           ------------
  ARIZONA -- (2.7%)
     Tolleson Arizona Municipal Finance Corporation, Revenue
       *5.00%, 5/1/2015.....................................    560,000         560,000
                                                                           ------------
  COLORADO -- (4.2%)
     Denver Colorado City & County Airport, Revenue
       Series E, 6.00%, 11/15/2011..........................    750,000         856,253
                                                                           ------------
  FLORIDA -- (4.8%)
     Orange County Florida Water Utilities Systems, Revenue
       4.75%, 10/1/2014.....................................    500,000         499,485
     Reedy Creek Improvement Florida, General Obligation
       Series A, 4.75%, 6/1/2017............................    500,000         482,400
                                                                           ------------
                                                                                981,885
                                                                           ------------
  ILLINOIS -- (9.3%)
     Cook County Illinois Community College, Revenue Series
       C, 7.70%, 12/1/2007..................................    750,000         902,610
     Illinois Health Facilities Authority, Revenue 6.125%,
       11/15/2002...........................................  1,000,000       1,013,380
                                                                           ------------
                                                                              1,915,990
                                                                           ------------
  INDIANA -- (7.2%)
     Hamilton Southeastern Indiana Construction School
       Building Corporation, Revenue, zero coupon,
       7/1/2015.............................................    845,000         408,490
     La Porte County Indiana Hospital Authority, Revenue
       6.25%, 3/1/2012......................................  1,000,000       1,065,860
                                                                           ------------
                                                                              1,474,350
                                                                           ------------
  LOUISIANA -- (3.9%)
     Louisiana State, General Obligation
       Series B, 5.50%, 4/15/2006...........................    750,000         804,368
                                                                           ------------

                                   continued

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                              PRINCIPAL       MARKET
                    SECURITY DESCRIPTION                       AMOUNT         VALUE
                    --------------------                      ---------    ------------
MUNICIPAL BONDS -- (CONTINUED)
  MINNESOTA -- (2.4%)
     Minnesota State, Revenue
       Series A, 5.00%, 6/30/2001...........................  $ 500,000    $    502,560
                                                                           ------------
  NEBRASKA -- (4.1%)
     Omaha Public Power, Revenue
       Series B, 6.15%, 2/1/2012............................    750,000         851,010
                                                                           ------------
  NEVADA -- (6.4%)
     Henderson Nevada, General Obligation
       Series B, 4.75%, 6/1/2006............................    500,000         508,890
     Nevada State, General Obligation
       6.50%, 12/1/2011.....................................    750,000         811,140
                                                                           ------------
                                                                              1,320,030
                                                                           ------------
  NORTH CAROLINA -- (4.9%)
     North Carolina Medical Care Commission Health Care
       Facilities, Revenue, Series A, 4.25%, 10/1/2004......  1,000,000       1,011,540
                                                                           ------------
  OHIO -- (3.8%)
     Ohio State Public Facilities Community, Revenue Series
       II-A, 5.20%, 5/1/2007................................  750,000..         783,225
                                                                           ------------
  OKLAHOMA -- (2.3%)
     Muskogee Oklahoma Industrial Pollution Control, Revenue
       *3.40%, 6/1/2027.....................................    470,000         470,000
                                                                           ------------
  OREGON -- (2.5%)
     Salem-Keizer Oregon School District, General Obligation
       5.10%, 6/1/2012......................................    500,000         518,950
                                                                           ------------
  SOUTH DAKOTA -- (3.4%)
     Heartland Consumers Power District, Revenue
       6.375%, 1/1/2016.....................................    630,000         709,708
                                                                           ------------

                                   continued

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                              PRINCIPAL       MARKET
                    SECURITY DESCRIPTION                       AMOUNT         VALUE
                    --------------------                      ---------    ------------
MUNICIPAL BONDS -- (CONTINUED)
  TENNESSEE -- (5.1%)
     Jackson Tennessee Hospital, Revenue
       5.50%, 4/1/2010......................................  $ 500,000    $    526,560
     Nashville & Davidson County H & E Facilities, Revenue
       Series A, 6.00%, 10/1/2022...........................    500,000         528,890
                                                                           ------------
                                                                              1,055,450
                                                                           ------------
  TEXAS -- (15.3%)
     Austin Texas, General Obligation
       4.75%, 9/1/2014......................................    875,000         868,970
     Brownsville Texas Utility Systems, Revenue
       7.375%, 1/1/2010.....................................    585,000         665,385
     El Paso Texas, General Obligation
       Series A, 5.50%, 8/15/2009...........................    750,000         793,515
     San Antonio Texas Water, Revenue
       6.40%, 5/15/2006.....................................    775,000         812,425
                                                                           ------------
                                                                              3,140,295
                                                                           ------------
  WASHINGTON -- (10.8%)
     Washington State Public Power Supply System
       Nuclear Project No. 1, Revenue, Series B, 7.25%,
       7/1/2009.............................................    500,000         575,690
     Washington State Public Power Supply System
       Nuclear Project No. 2, Revenue, Series A, 6.00%,
       7/1/2007.............................................    750,000         824,227
     Washington State, General Obligation
       Series B, 5.50%, 5/1/2009............................    750,000         812,925
                                                                           ------------
                                                                              2,212,842
                                                                           ------------
TOTAL MUNICIPAL BONDS -- (Cost $19,053,975).................                 19,961,071
                                                                           ------------

                                   continued

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                               PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                      -----------    ------------
SHORT TERM INVESTMENTS -- (1.9%)
  MUTUAL FUND -- (1.9%)
     Goldman Sachs Financial Square Tax-Free Money Market
       Fund.................................................  $   387,430    $    387,430
                                                                             ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $387,430).............                      387,430
                                                                             ------------
TOTAL INVESTMENTS -- (Cost $19,441,405)(a) -- 98.8%.........                   20,348,501
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%...............                      250,050
                                                                             ------------
TOTAL NET ASSETS -- 100.0%..................................                 $ 20,598,551
                                                                             ============

---------------

Percentages indicated are based on net assets of $20,598,551.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $923,537
Unrealized depreciation.....................................   (16,441)
                                                              --------
Net unrealized appreciation.................................  $907,096
                                                              ========

* Variable Rate Interest. The rate presented is the rate in effect at February 28, 2001.

              See accompanying notes to the financial statements.

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                        AMOUNT          VALUE
                   --------------------                      ----------    --------------
CORPORATE BONDS -- (30.6%)
  AEROSPACE -- (0.5%)
     Boeing
       8.10%, 11/15/2006...................................  $  500,000    $      558,660
                                                                           --------------
  AUTOMOBILES & TRUCKS -- (0.3%)
     Ford Motor Company
       9.50%, 9/15/2011....................................     230,000           271,085
                                                                           --------------
  CHEMICALS -- (0.8%)
     DuPont (EI) de Nemours & Company
       8.125%, 3/15/2004...................................     765,000           821,113
                                                                           --------------
  FINANCE & BANKING -- (21.4%)
     American General
       6.75%, 6/15/2005....................................     500,000           516,395
     Bear Stearns Companies
       7.00%, 3/1/2007.....................................   1,000,000         1,023,800
     Chase Manhattan
       7.125%, 2/1/2007....................................     500,000           524,115
     Chrysler Financial
       6.95%, 3/25/2002....................................     500,000           502,485
     Citigroup
       6.20%, 3/15/2009....................................     500,000           498,615
     General Motors Acceptance Corporation
       6.125%, 11/15/2008..................................   1,000,000           944,435
     Goldman Sachs Group
       7.35%, 10/1/2009....................................     500,000           525,420
       7.80%, 1/28/2010....................................   2,000,000         2,161,921
     Inter-American Development Bank
       6.00%, 5/13/2009....................................     500,000           487,530
     International Bank for Reconstruction & Development
       7.00%, 1/27/2005....................................   2,000,000         2,114,680
     Merrill Lynch & Company
       8.00%, 2/1/2002.....................................     325,000           332,660
       6.07%, 4/6/2004.....................................     750,000           758,363
       8.00%, 6/1/2007.....................................     500,000           549,495

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                        AMOUNT          VALUE
                   --------------------                      ----------    --------------
CORPORATE BONDS -- (CONTINUED)
  FINANCE & BANKING -- (CONTINUED)
     Morgan Stanley Dean Witter
       6.75%, 10/15/2013...................................  $1,000,000    $    1,019,990
     National City Bank of Kentucky
       6.30%, 2/15/2011....................................   1,000,000           970,260
     NationsBank
       6.375%, 2/15/2008...................................   1,000,000           978,560
       6.60%, 5/15/2010....................................   1,000,000           982,090
       7.04%, 8/15/2012....................................     500,000           487,780
     Northern Trust
       7.10%, 8/1/2009.....................................   1,500,000         1,575,870
     Norwest Financial
       7.20%, 5/1/2007.....................................   1,000,000         1,046,260
     Salomon Smith Barney Holdings
       7.30%, 8/1/2013.....................................   1,000,000         1,048,680
     St. Paul Companies
       7.29%, 8/28/2007....................................     500,000           542,425
     Swiss Bank of New York
       7.00%, 10/15/2015...................................   1,000,000         1,024,365
     Union Bank Switzerland - NY
       7.25%, 7/15/2006....................................   1,000,000         1,069,740
     Wachovia
       6.375%, 2/1/2009....................................   1,000,000           997,530
                                                                           --------------
                                                                               22,683,464
                                                                           --------------
  INSURANCE -- (0.5%)
     Loews Corporation
       6.75%, 12/15/2006...................................     500,000           493,630
                                                                           --------------
  PRINTING & PUBLISHING -- (0.7%)
     R.R. Donnelley & Sons
       7.00%, 1/1/2003.....................................     700,000           717,563
                                                                           --------------

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                        AMOUNT          VALUE
                   --------------------                      ----------    --------------
CORPORATE BONDS -- (CONTINUED)
  RETAIL -- (0.5%)
     Wal-Mart Stores
       6.875%, 8/10/2009...................................  $  500,000    $      530,150
                                                                           --------------
  TRANSPORTATION -- (0.2%)
     Norfolk & Southern Railway
       7.75%, 8/15/2005....................................     225,000           239,414
                                                                           --------------
  UTILITIES -- (5.7%)
     AT&T
       7.125%, 1/15/2002...................................     960,000           969,302
     Bellsouth Cap Funding
       7.75%, 2/15/2010....................................   1,000,000         1,086,432
     National Rural Utilities
       7.30%, 9/15/2006....................................   1,000,000         1,053,880
       7.20%, 10/1/2015....................................   1,950,000         1,914,744
     Pacific Bell
       7.25%, 7/1/2002.....................................   1,000,000         1,022,160
                                                                           --------------
                                                                                6,046,518
                                                                           --------------
TOTAL CORPORATE BONDS -- (Cost $31,264,750)................                    32,361,597
                                                                           --------------
GOVERNMENT AND AGENCY BONDS -- (64.9%)
  FEDERAL AGENCIES -- (64.9%)
     FANNIE MAE -- (24.0%)
       6.14%, 9/2/2008.....................................   1,000,000           998,440
       6.03%, 2/2/2009.....................................   1,000,000           983,910
       7.00%, 3/1/2012.....................................     857,468           877,113
       7.00%, 4/1/2012.....................................   1,107,835         1,133,216
       7.00%, 8/14/2012....................................   1,500,000         1,515,000
       7.00%, 8/27/2012....................................   1,500,000         1,542,420
       6.875%, 9/10/2012...................................     500,000           527,456
       7.00%, 10/29/2012...................................     500,000           504,220
       6.26%, 11/26/2012...................................   1,000,000         1,024,322
       6.50%, 12/1/2012....................................   1,073,787         1,087,124
       6.50%, 1/1/2013.....................................   1,437,191         1,455,040

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                        AMOUNT          VALUE
                   --------------------                      ----------    --------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
  FEDERAL AGENCIES -- (CONTINUED)
     FANNIE MAE -- (CONTINUED)
       7.00%, 3/4/2013.....................................  $1,000,000    $      993,750
       6.00%, 7/1/2013.....................................     551,047           549,989
       6.25%, 2/18/2014....................................   2,000,000         1,957,500
       6.37%, 2/25/2014....................................   2,000,000         1,970,620
       6.00%, 3/1/2014.....................................     844,984           843,100
       6.50%, 6/1/2014.....................................     803,851           812,830
       7.00%, 6/1/2014.....................................     633,140           646,259
       7.00%, 12/12/2016...................................   1,000,000           995,982
       6.75%, 8/25/2021....................................     920,000           937,250
       7.05%, 4/25/2022....................................     925,000           944,943
       7.50%, 1/1/2030.....................................   1,978,872         2,021,418
       Pool #564191, 7.50%, 12/1/2030......................     949,134           969,540
       Pool #564212, 7.50%, 12/1/2030......................      38,814            39,649
                                                                           --------------
                                                                               25,331,091
                                                                           --------------
     FEDERAL FARM CREDIT BANK -- (1.9%)
       6.125%, 1/22/2013...................................   1,000,000           971,720
       6.27%, 1/26/2016....................................   1,000,000         1,039,840
                                                                           --------------
                                                                                2,011,560
                                                                           --------------
     FEDERAL HOME LOAN BANK -- (20.2%)
       6.75%, 4/5/2004.....................................     500,000           523,757
       6.47%, 6/30/2004....................................     500,000           520,309
       6.25%, 8/13/2004....................................     500,000           517,115
       7.125%, 2/15/2005...................................   2,000,000         2,133,946
       6.75%, 4/10/2006....................................     500,000           532,863
       7.325%, 5/30/2007...................................   1,000,000         1,098,590
       6.12%, 8/26/2008....................................     500,000           498,750
       6.795%, 6/30/2009...................................   1,000,000         1,074,219
       7.375%, 2/12/2010...................................   1,000,000         1,110,310
       7.01%, 12/4/2012....................................   1,000,000           995,470
       6.125%, 1/9/2013....................................   2,000,000         2,052,820
       6.00%, 9/1/2013.....................................     773,616           772,966

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                        AMOUNT          VALUE
                   --------------------                      ----------    --------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
  FEDERAL AGENCIES -- (CONTINUED)
     FEDERAL HOME LOAN BANK -- (CONTINUED)
       6.73%, 9/17/2013....................................  $1,000,000    $      988,280
       6.10%, 2/19/2014....................................   1,000,000           963,590
       6.045%, 5/12/2014...................................   1,000,000         1,013,750
       6.625%, 6/30/2014...................................   1,000,000         1,067,340
       7.10%, 8/27/2014....................................   2,000,000         2,197,442
       8.00%, 9/3/2014.....................................   1,000,000         1,021,500
       7.375%, 2/13/2015...................................   2,000,000         2,202,819
                                                                           --------------
                                                                               21,285,836
                                                                           --------------
     FREDDIE MAC -- (16.4%)
       7.50%, 1/1/2007.....................................       8,031             8,232
       7.10%, 4/10/2007....................................   2,000,000         2,171,528
       7.14%, 12/15/2007...................................   1,000,000         1,107,720
       6.50%, 5/1/2008.....................................      44,083            44,823
       7.00%, 3/15/2010....................................   1,000,000         1,090,944
       6.00%, 11/1/2010....................................      81,888            82,126
       6.135%, 2/15/2011...................................   1,000,000         1,026,090
       6.77%, 3/21/2011....................................   1,000,000         1,000,080
       6.125%, 7/28/2011...................................   1,000,000           975,160
       6.71%, 12/5/2011....................................   2,000,000         2,068,740
       7.27%, 2/6/2012.....................................   1,000,000         1,069,370
       7.49%, 4/16/2012....................................   1,000,000         1,083,750
       6.00%, 9/1/2013.....................................     799,030           798,359
       6.00%, 10/1/2013....................................     783,243           782,585
       7.09%, 11/22/2016...................................     500,000           518,830
       7.00%, 1/15/2023....................................   1,000,000         1,015,000
       7.00%, 12/15/2023...................................     546,000           560,333
       6.50%, 2/15/2024....................................      26,166            26,199
       8.00%, 5/1/2030.....................................   1,837,270         1,892,113
                                                                           --------------
                                                                               17,321,982
                                                                           --------------

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                        AMOUNT          VALUE
                   --------------------                      ----------    --------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
  FEDERAL AGENCIES -- (CONTINUED)
     GINNIE MAE -- (2.4%)
       7.50%, 6/20/2029....................................  $1,580,291    $    1,613,019
       7.50%, 10/20/2029...................................     900,529           919,179
                                                                           --------------
                                                                                2,532,198
                                                                           --------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $66,119,663).......................................                    68,482,667
                                                                           --------------
SHORT TERM INVESTMENTS -- (3.9%)
  MUTUAL FUND -- (3.9%)
       Goldman Sachs Financial Square Treasury Obligation
          Fund.............................................   4,111,110         4,111,110
                                                                           --------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $4,111,110)..........                     4,111,110
                                                                           --------------
TOTAL INVESTMENTS -- (Cost $101,495,523)(a) -- 99.4%.......                   104,955,374
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%..............                       656,490
                                                                           --------------
TOTAL NET ASSETS -- 100.0%.................................                $  105,611,864
                                                                           ==============

---------------

Percentages indicated are based on net assets of $105,611,864.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $3,757,399
Unrealized depreciation.....................................    (297,548)
                                                              ----------
Net unrealized appreciation.................................  $3,459,851
                                                              ==========

              See accompanying notes to the financial statements.

                          LEADER SHORT TERM BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
CORPORATE BONDS -- (41.7%)
  FINANCE & BANKING -- (15.5%)
     Chrysler Financial
       6.95%, 3/25/2002.....................................  $  422,000    $    424,097
     Heller Financial
       6.40%, 1/15/2003.....................................     300,000         303,096
     Merrill Lynch & Company
       6.00%, 11/15/2004....................................     400,000         402,859
     Morgan Stanley Dean Witter
       5.625%, 1/20/2004....................................     400,000         401,292
                                                                            ------------
                                                                               1,531,344
                                                                            ------------
  INSURANCE -- (4.1%)
     Marsh & McLennan Companies
       6.625%, 6/15/2004....................................     400,000         411,848
                                                                            ------------
  RETAIL -- (4.0%)
     Sears Roebuck Acceptance
       6.69%, 8/13/2001.....................................     400,000         401,960
                                                                            ------------
  TELECOMMUNICATIONS -- (7.2%)
     Sprint
       7.125%, 1/30/2006....................................     324,000         324,039
     WorldCom
       6.25%, 8/15/2003.....................................     400,000         395,972
                                                                            ------------
                                                                                 720,011
                                                                            ------------
  UTILITIES -- (7.1%)
     Illinois Power
       6.25%, 7/15/2002.....................................     450,000         451,125
     National Rural Utilities
       6.00%, 1/15/2004.....................................     250,000         251,488
                                                                            ------------
                                                                                 702,613
                                                                            ------------

                                   continued

                          LEADER SHORT TERM BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
CORPORATE BONDS -- (CONTINUED)
  WIRELESS EQUIPMENT -- (3.8%)
     Motorola
       6.75%, 2/1/2006......................................  $  400,000    $    381,179
                                                                            ------------
TOTAL CORPORATE BONDS -- (Cost $4,162,010)..................                   4,148,955
                                                                            ------------
GOVERNMENT AND AGENCY BONDS -- (60.4%)
  FEDERAL AGENCIES -- (60.4%)
     FANNIE MAE -- (25.1%)
       zero coupon, 3/12/2001...............................   2,500,000       2,495,775
                                                                            ------------
     FEDERAL FARM CREDIT BANK -- (35.3%)
       zero coupon, 3/1/2001................................   1,525,000       1,524,778
       zero coupon, 3/26/2001...............................   1,000,000         996,390
       zero coupon, 4/3/2001................................   1,000,000         995,070
                                                                            ------------
                                                                               3,516,238
                                                                            ------------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $6,012,284)......                   6,012,013
                                                                            ------------
SHORT TERM INVESTMENTS -- (2.4%)
  MUTUAL FUND -- (2.4%)
     Goldman Sachs Financial Square Prime Obligation Fund...     241,832         241,832
                                                                            ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $241,832).............                     241,832
                                                                            ------------
TOTAL INVESTMENTS -- (Cost $10,416,126)(a) -- 104.5%........                  10,402,800
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.5)%.............                    (444,092)
                                                                            ------------
TOTAL NET ASSETS -- 100.0%..................................                $  9,958,708
                                                                            ============

---------------

Percentages indicated are based on net assets of $9,958,708.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation.....................................  $ 13,875
Unrealized depreciation.....................................   (27,201)
                                                              --------
Net unrealized depreciation.................................  $(13,326)
                                                              ========

              See accompanying notes to the financial statements.

                      LEADER TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                      ----------    -------------
MUNICIPAL BONDS -- (97.0%)
  COLORADO -- (3.1%)
     Denver Colorado City and County Airport, Revenue
       Series B, *3.50%, 12/1/2020..........................  $1,000,000    $   1,000,000
                                                                            -------------
  DISTRICT OF COLUMBIA -- (2.8%)
     District of Columbia, General Obligation
       Series A, *3.30%, 6/1/2015...........................     900,000          900,000
                                                                            -------------
  FLORIDA -- (4.4%)
     Florida Gulf Coast University, General Obligation
       *3.55%, 8/1/2030.....................................   1,400,000        1,400,000
                                                                            -------------
  GEORGIA -- (12.6%)
     Burke County Georgia Development Authority Pollution
       Control, Revenue, *3.35%, 7/1/2024...................     300,000          300,000
     Georgia Municipal Association, General Obligation
       *3.50%, 12/15/2020...................................   1,400,000        1,400,000
     Georgia Municipal Electric Authority, Revenue *3.25%,
       1/1/2026.............................................   1,040,000        1,040,000
     Metropolitan Atlanta Georgia Rapid Transit Authority
       Revenue, Series A, *3.15%, 7/1/2025..................   1,000,000        1,000,000
     Monroe County Georgia Development Authority Pollution
       Control, Revenue, Series II, *3.35%, 7/1/2025........     300,000          300,000
                                                                            -------------
                                                                                4,040,000
                                                                            -------------
  HAWAII -- (3.1%)
     Honolulu Hawaii City and County, General Obligation
       Series A, *3.149%, 1/1/2019..........................   1,000,000        1,000,000
                                                                            -------------
  ILLINOIS -- (1.5%)
     Metropolitan Pier and Exposition Authority Illinois,
       Revenue
       Series A, 5.60%, 6/15/2001...........................     465,000          466,700
                                                                            -------------

                                   continued

                      LEADER TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                      ----------    -------------
MUNICIPAL BONDS -- (CONTINUED)
  INDIANA -- (8.0%)
     Flat Rock-Hawcreek Indiana Elementary School Building
       Corporation, Revenue, 4.30%, 7/5/2001................  $  105,000    $     105,000
     Jennings County Indiana Middle School Corporation
       Revenue, 4.40%, 7/5/2001.............................     570,000          570,000
     North Spencer County Indiana Elementary School Building
       Corporation, Revenue, 4.40%, 7/5/2001................     215,000          214,999
     Purdue University Indiana, Revenue Series H, *3.15%,
       7/1/2017.............................................   1,000,000        1,000,000
     Vincennes University Indiana, Revenue
       Series E, 4.30%, 6/1/2001............................     665,000          665,150
                                                                            -------------
                                                                                2,555,149
                                                                            -------------
  MICHIGAN -- (3.1%)
     Romeo Michigan Community School District, General
       Obligation, 4.25%, 5/1/2001..........................   1,000,000        1,000,000
                                                                            -------------
  MINNESOTA -- (3.8%)
     Minneapolis & St. Paul Minnesota Housing &
       Redevelopment Authority Health Care, Revenue Series
       B, *3.20%, 8/15/2025.................................     700,000          700,000
     Minnesota State, Revenue
       Series A, 5.00%, 6/30/2001...........................     500,000          501,084
                                                                            -------------
                                                                                1,201,084
                                                                            -------------
  NEVADA -- (2.8%)
     Clark County Nevada School District, General Obligation
       Series C, 5.00%, 6/15/2001...........................     500,000          500,979
     Las Vegas Nevada Special Improvement District 707
       General Obligation, Series A, 5.00%, 6/1/2001........     405,000          405,591
                                                                            -------------
                                                                                  906,570
                                                                            -------------

                                   continued

                      LEADER TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                      ----------    -------------
MUNICIPAL BONDS -- (CONTINUED)
  NEW JERSEY -- (2.2%)
     Passaic County New Jersey, General Obligation
       4.625%, 9/21/2001....................................  $  700,000    $     701,337
                                                                            -------------
  NORTH CAROLINA -- (10.3%)
     Durham North Carolina Water and Sewer Utility Systems
       Revenue, *3.45%, 12/1/2015...........................   1,200,000        1,200,000
     North Carolina Medical Care Community Hospital, Revenue
       *3.60%, 6/1/2015.....................................   1,000,000        1,000,000
     University of North Carolina, Revenue *3.10%,
       11/1/2025............................................   1,085,000        1,085,000
                                                                            -------------
                                                                                3,285,000
                                                                            -------------
  OHIO -- (4.7%)
     Kent State University Ohio, Revenue *3.50%, 5/1/2031...   1,000,000        1,000,000
     Ohio State Highway Capital Improvement, General
       Obligation, Series D, 4.00%, 5/1/2001................     500,000          499,749
                                                                            -------------
                                                                                1,499,749
                                                                            -------------
  PENNSYLVANIA -- (3.8%)
     Pennsylvania State Higher Education Facilities
       Authority Health Services, Revenue Series B, *3.20%,
       1/1/2024.............................................   1,200,000        1,200,000
                                                                            -------------
  TEXAS -- (12.5%)
     Coastal Bend Health Facilities Development Corporation
       Texas Revenue, Series B, *3.25%, 8/15/2028...........   1,000,000        1,000,000
     Harris County Texas, General Obligation Series B,
       *3.10%, 8/1/2015.....................................   1,000,000        1,000,000
     Red River Texas Educational Finance, Revenue *3.15%,
       3/1/2030.............................................   1,000,000        1,000,000
     Texas State, Revenue 5.25%, 8/31/2001..................   1,000,000        1,009,307
                                                                            -------------
                                                                                4,009,307
                                                                            -------------

                                   continued

                      LEADER TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                               PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                      -----------    ------------
  UTAH -- (4.1%)
     Utah State Housing Financial Agency Revenue Series III,
       *3.20%, 7/1/2016.....................................  $ 1,325,000    $  1,325,000
                                                                             ------------
  VIRGINIA -- (3.1%)
     Clarke County Virginia Industrial Development Authority
       Hospital Facilities, Revenue, *3.30%, 1/1/2030.......    1,000,000       1,000,000
                                                                             ------------
  WASHINGTON -- (4.4%)
     Port Seattle Washington Industrial Development
       Corporation, Revenue, *3.25%, 11/1/2025..............    1,400,000       1,400,000
                                                                             ------------
  WISCONSIN -- (3.6%)
     Madison Wisconsin, General Obligation
       Series A, 4.05%, 5/1/2001............................      500,000         499,709
     West De Pere Wisconsin School District, General
       Obligation Series A, 4.75%, 10/1/2001................      635,000         636,244
                                                                             ------------
                                                                                1,135,953
                                                                             ------------
  WYOMING -- (3.1%)
     Sweetwater County Wyoming Pollution Control, Revenue
       *3.30%, 1/1/2014.....................................    1,000,000       1,000,000
                                                                             ------------
TOTAL MUNICIPAL BONDS -- (Cost $31,025,849).................                   31,025,849
                                                                             ------------
SHORT TERM INVESTMENTS -- (2.5%)
  MUTUAL FUND -- (2.5%)
     Goldman Sachs Financial Square Tax-Free Money Market
       Fund.................................................      783,052         783,052
                                                                             ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $783,052).............                      783,052
                                                                             ------------
TOTAL INVESTMENTS -- (Cost $31,808,901)(a) -- 99.5%.........                   31,808,901
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...............                      149,856
                                                                             ------------
TOTAL NET ASSETS -- 100.0%..................................                 $ 31,958,757
                                                                             ============

---------------

Percentages indicated are based on net assets of $31,958,757.

(a) Cost for federal income tax and financial reporting is the same.

* Variable Rate Interest. The rate presented is the rate in effect at February 28, 2001.

              See accompanying notes to the financial statements.

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                       AMOUNT           VALUE
                   --------------------                     -----------    --------------
CERTIFICATES OF DEPOSIT -- (8.5%)
  FINANCE & BANKING -- (8.5%)
     Bank One 6.68%, 11/2/2001............................  $10,000,000    $    9,998,720
     Harris Bank 5.48%, 3/19/2001.........................   15,000,000        15,000,000
     Societe Generale NY 6.88%, 4/30/2001.................    6,400,000         6,400,289
                                                                           --------------
TOTAL CERTIFICATES OF DEPOSIT -- (Cost $31,399,009).......                     31,399,009
                                                                           --------------
COMMERCIAL PAPER -- (50.0%)
  AIR TRAVEL -- (3.8%)
     Executive Jet
       zero coupon, 3/29/2001.............................   14,029,000        13,969,751
                                                                           --------------
  FINANCE & BANKING -- (9.2%)
     Ameren
       zero coupon, 4/26/2001.............................    4,000,000         3,966,400
     ED&F Man Finance
       zero coupon, 3/5/2001..............................   15,000,000        14,990,832
     MPS
       zero coupon, 5/14/2001.............................   15,000,000        14,838,125
                                                                           --------------
                                                                               33,795,357
                                                                           --------------
  HOTELS & LODGING -- (4.0%)
     Accor
       zero coupon, 5/14/2001.............................   15,000,000        14,838,125
                                                                           --------------
  INDUSTRIALS -- (4.6%)
     CSN
       zero coupon, 3/1/2001..............................   16,946,000        16,946,000
                                                                           --------------
  LEASING -- (2.5%)
     Songs Fuel Company
       zero coupon, 3/1/2001..............................    9,322,000         9,322,000
                                                                           --------------

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                       AMOUNT           VALUE
                   --------------------                     -----------    --------------
COMMERCIAL PAPER -- (CONTINUED)
  MANUFACTURING -- (6.7%)
     Formosa
       zero coupon, 5/17/2001.............................  $15,196,000    $   15,025,362
     Textron
       zero coupon, 4/4/2001..............................   10,000,000         9,951,644
                                                                           --------------
                                                                               24,977,006
                                                                           --------------
  TELECOMMUNICATIONS -- (4.0%)
     British Telecommunications
       zero coupon, 3/26/2001.............................   15,000,000        14,942,188
                                                                           --------------
  TOBACCO -- (4.0%)
     Phillip Morris Companies
       zero coupon, 4/5/2001..............................   15,000,000        14,921,104
                                                                           --------------
  UTILITIES -- (4.0%)
     AT&T
       5.698%, 7/13/2001..................................    5,000,000         5,000,000
     Municipal Electric Authority of Georgia
       6.53%, 4/6/2001....................................   10,000,000        10,000,000
                                                                           --------------
                                                                               15,000,000
                                                                           --------------
  VARIETY STORES -- (4.0%)
     Metris Owner Trust
       zero coupon, 3/20/2001.............................   15,000,000        14,957,250
                                                                           --------------
  WATER TRANSPORTATION -- (3.2%)
     Port Arthur
       5.53%, 3/26/2001...................................   12,000,000        12,000,000
                                                                           --------------
TOTAL COMMERCIAL PAPER -- (Cost $185,668,781).............                    185,668,781
                                                                           --------------

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                       AMOUNT           VALUE
                   --------------------                     -----------    --------------
CORPORATE BONDS -- (14.8%)
  FINANCE & BANKING -- (13.7%)
     Associates Corporation
       6.70%, 5/29/2001...................................  $ 2,000,000    $    1,999,382
       *6.772%, 6/26/2001.................................    5,000,000         5,000,000
     AT&T Capital Corporation
       7.11%, 9/13/2001...................................    5,000,000         5,010,059
     General Electric Capital Corporation
       6.33%, 9/17/2001...................................    5,000,000         4,991,095
     General Motors Acceptance Corporation
       7.125%, 5/1/2001...................................    5,000,000         5,001,969
     IBM Credit Corporation
       6.35%, 8/30/2001...................................    5,000,000         4,993,064
       6.64%, 10/29/2001..................................    3,715,000         3,717,423
     International Lease Finance
       6.78%, 9/5/2001....................................    5,000,000         4,997,911
     John Deere Capital Corporation
       *6.709%, 11/14/2001................................    5,000,000         4,999,321
     Merrill Lynch & Company
       *5.881%, 4/18/2001.................................    5,000,000         5,000,000
     Wells Fargo Financial
       *6.095%, 10/12/2001................................    5,000,000         4,999,101
                                                                           --------------
                                                                               50,709,325
                                                                           --------------
  RETAIL -- (1.1%)
     Wal-Mart Stores
       6.15%, 8/10/2001...................................    4,000,000         3,988,781
                                                                           --------------
TOTAL CORPORATE BONDS -- (Cost $54,698,106)...............                     54,698,106
                                                                           --------------

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                       AMOUNT           VALUE
                   --------------------                     -----------    --------------
GOVERNMENT AND AGENCY BONDS -- (13.3%)
  FEDERAL AGENCIES -- (11.9%)
     FANNIE MAE -- (0.4%)
       5.65%, 3/5/2001....................................  $ 1,385,000    $    1,384,782
                                                                           --------------
     SALLIE MAE -- (11.5%)
       *6.765%, 3/15/2001.................................    5,000,000         5,000,000
       *6.815%, 8/9/2001..................................    5,000,000         4,998,557
       *5.215%, 8/16/2001.................................   10,000,000        10,000,001
       *5.335%, 10/24/2001................................   10,000,000        10,000,000
       *5.275%, 12/12/2001................................    5,000,000         4,999,621
       *5.335%, 6/7/2002..................................    7,860,000         7,860,000
                                                                           --------------
                                                                               42,858,179
                                                                           --------------
                                                                               44,242,961
                                                                           --------------
  U.S. GOVERNMENT SECURITIES -- (1.4%)
     African Development Bank
       8.625%, 5/1/2001...................................    5,000,000         5,014,539
                                                                           --------------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $49,257,500)...                     49,257,500
                                                                           --------------
MUNICIPAL BONDS -- (10.2%)
  CALIFORNIA -- (6.2%)
     California Housing Financial Agency, Revenue
       Series T, *5.45%, 8/1/2029.........................   10,445,000        10,445,000
     Sacramento County California, Revenue
       *5.45%, 7/1/2022...................................   12,530,000        12,530,000
                                                                           --------------
                                                                               22,975,000
                                                                           --------------
  CONNECTICUT -- (4.0%)
     Connecticut State Housing Finance Authority, Revenue
       *5.50%, 11/15/2016.................................   15,000,000        15,000,000
                                                                           --------------
TOTAL MUNICIPAL BONDS -- (Cost $37,975,000)...............                     37,975,000
                                                                           --------------

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                             PRINCIPAL         MARKET
                   SECURITY DESCRIPTION                       AMOUNT           VALUE
                   --------------------                     -----------    --------------
SHORT TERM INVESTMENTS -- (2.9%)
  MUTUAL FUND -- (2.9%)
     Goldman Sachs Financial Square Prime Obligation
       Fund...............................................  $10,626,675    $   10,626,675
                                                                           --------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $10,626,675)........                     10,626,675
                                                                           --------------
TOTAL INVESTMENTS -- (Cost $369,625,071)(a) -- 99.7%......                    369,625,071
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%.............                      1,170,513
                                                                           --------------
TOTAL NET ASSETS -- 100.0%................................                 $  370,795,584
                                                                           ==============

---------------

Percentages indicated are based on net assets of $370,795,584.

(a) Cost for federal income tax and financial reporting is the same.

* Variable Rate Interest. The rate presented is the rate in effect at February 28, 2001.

              See accompanying notes to the financial statements.

                       LEADER TREASURY MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                               PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                      -----------    ------------
GOVERNMENT AND AGENCY BONDS -- (94.8%)
  FEDERAL AGENCIES -- (84.7%)
     FEDERAL FARM CREDIT BANK -- (9.4%)
       5.125%, 4/2/2001.....................................  $ 3,000,000    $  2,999,557
       6.15%, 4/2/2001......................................    1,305,000       1,305,899
       5.20%, 5/1/2001......................................    5,000,000       5,000,000
                                                                             ------------
                                                                                9,305,456
                                                                             ------------
     FEDERAL HOME LOAN BANK -- (68.2%)
       5.375%, 3/2/2001.....................................    9,850,000       9,849,701
       zero coupon, 3/8/2001................................    7,500,000       7,491,133
       5.50%, 3/12/2001.....................................    1,150,000       1,150,183
       6.50%, 3/15/2001.....................................    2,000,000       2,001,173
       6.45%, 3/16/2001.....................................    3,350,000       3,349,930
       5.625%, 3/19/2001....................................    9,100,000       9,101,483
       6.50%, 3/20/2001.....................................    1,100,000       1,100,511
       6.52%, 3/28/2001.....................................    1,000,000         999,942
       5.125%, 4/17/2001....................................    5,000,000       4,990,822
       5.375%, 4/19/2001....................................    3,000,000       3,001,355
       7.00%, 6/14/2001.....................................    1,000,000       1,001,278
       7.08%, 6/29/2001.....................................    1,000,000       1,001,047
       5.50%, 8/13/2001.....................................   15,000,000      15,028,223
       5.875%, 9/17/2001....................................    4,400,000       4,418,942
       6.50%, 9/19/2001.....................................    1,000,000         999,734
       6.25%, 9/28/2001.....................................    1,030,000       1,028,290
       7.125%, 11/15/2001...................................    1,015,000       1,028,605
                                                                             ------------
                                                                               67,542,352
                                                                             ------------
     SALLIE MAE -- (7.1%)
       *5.395%, 11/13/2001..................................    7,000,000       7,000,000
                                                                             ------------
                                                                               83,847,808
                                                                             ------------

                                   continued

                       LEADER TREASURY MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)

                                                               PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                      -----------    ------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
  U.S. GOVERNMENT SECURITIES -- (10.1%)
     UNITED STATES TREASURY NOTES -- (10.1%)
       6.25%, 4/30/2001.....................................  $10,000,000    $ 10,019,590
                                                                             ------------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $93,867,398).....                   93,867,398
                                                                             ------------
SHORT TERM INVESTMENTS -- (3.8%)
  MUTUAL FUND -- (3.8%)
  Goldman Sachs Financial Square Treasury Obligation Fund...    3,764,086       3,764,086
                                                                             ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $3,764,086)...........                    3,764,086
                                                                             ------------
TOTAL INVESTMENTS -- (Cost $97,631,484)(a) -- 98.6%.........                   97,631,484
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%...............                    1,355,870
                                                                             ------------
TOTAL NET ASSETS -- 100.0%..................................                 $ 98,987,354
                                                                             ============

---------------

Percentages indicated are based on net assets of $98,987,354.

(a) Cost for federal income tax and financial reporting is the same.

* Variable Rate Interest. The rate presented is the rate in effect at February 28, 2001.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                GROWTH &
                                                                 INCOME        BALANCED
                                                                  FUND           FUND
                                                              ------------    -----------
ASSETS:
Investments in securities, at value (cost $123,927,297, and
  $53,456,542, respectively)................................  $164,882,214    $52,386,528
Dividends and interest receivable...........................       310,110        379,989
Prepaid expenses and other assets...........................        42,599             --
                                                              ------------    -----------
  TOTAL ASSETS..............................................   165,234,923     52,766,517
                                                              ------------    -----------
LIABILITIES:
Payable for investment securities purchased.................     3,913,651      2,814,758
Payable for capital shares redeemed.........................           200             --
Accrued expenses:
  Advisory fees.............................................        83,172         22,109
  Administration fees.......................................         5,325          1,642
  12b-1 fees................................................            18             --
  Other.....................................................            --          9,671
                                                              ------------    -----------
  TOTAL LIABILITIES.........................................     4,002,366      2,848,180
                                                              ------------    -----------
NET ASSETS..................................................  $161,232,557    $49,918,337
                                                              ============    ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $120,529,553    $50,741,148
Accumulated undistributed net investment income.............       276,565        247,203
Accumulated net realized losses on investments..............      (528,478)            --
Net unrealized appreciation/depreciation on investments.....    40,954,917     (1,070,014)
                                                              ------------    -----------
NET ASSETS..................................................  $161,232,557    $49,918,337
                                                              ============    ===========
INSTITUTIONAL SHARES:
Net Assets..................................................  $161,108,167    $49,913,498
                                                              ============    ===========
Shares of beneficial interest outstanding...................     5,851,611      5,078,971
                                                              ============    ===========
Net asset value, offering and redemption price per share....  $      27.53    $      9.83
                                                              ============    ===========
INVESTOR SHARES:
Net Assets..................................................  $    124,390    $     4,839
                                                              ============    ===========
Shares of beneficial interest outstanding, no par value.....         4,521            492
                                                              ============    ===========
Net asset value and redemption price per share..............  $      27.51    $      9.83
                                                              ============    ===========
Maximum Sales Charge........................................          5.50%          5.50%
                                                              ============    ===========
Maximum offering price (100%/(100% - Maximum Sales Charge)
  of net asset value adjusted to the nearest cent) per
  share.....................................................  $      29.11    $     10.40
                                                              ============    ===========

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       INTERMEDIATE
                                                        TAX-EXEMPT      GOVERNMENT     SHORT TERM
                                                         BOND FUND      BOND FUND       BOND FUND
                                                        -----------    ------------    -----------
ASSETS:
Investments in securities, at value (cost $19,441,405,
  $101,495,523, and $10,416,126, respectively)........  $20,348,501    $104,955,374    $10,402,800
Dividends and interest receivable.....................      293,856       1,168,437         49,013
Prepaid expenses and other assets.....................       27,150           6,523             --
                                                        -----------    ------------    -----------
  TOTAL ASSETS........................................   20,669,507     106,130,334     10,451,813
                                                        -----------    ------------    -----------
LIABILITIES:
Distributions payable.................................       70,281         482,973         36,923
Payable for investments purchased.....................           --              --        454,797
Accrued expenses:
  Advisory fees.......................................           --          32,050            759
  Administration fees.................................          673           3,441            326
  12b-1 fees..........................................            2               6             --
  Other...............................................           --              --            300
                                                        -----------    ------------    -----------
  TOTAL LIABILITIES...................................       70,956         518,470        493,105
                                                        -----------    ------------    -----------
NET ASSETS............................................  $20,598,551    $105,611,864    $ 9,958,708
                                                        ===========    ============    ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.......................................  $19,695,334    $103,259,061    $ 9,972,040
Accumulated distributions in excess of net investment
  income..............................................           --          (1,371)            --
Accumulated net realized losses on investments........       (3,879)     (1,105,677)            (6)
Net unrealized appreciation/depreciation on
  investments.........................................      907,096       3,459,851        (13,326)
                                                        -----------    ------------    -----------
NET ASSETS............................................  $20,598,551    $105,611,864    $ 9,958,708
                                                        ===========    ============    ===========
INSTITUTIONAL SHARES:
Net Assets............................................  $20,588,353    $105,569,603    $ 9,958,708
                                                        ===========    ============    ===========
Shares of beneficial interest outstanding.............    2,010,619       8,346,696        997,221
                                                        ===========    ============    ===========
Net asset value, offering and redemption price per
  share...............................................  $     10.24    $      12.65    $      9.99
                                                        ===========    ============    ===========
INVESTOR SHARES:
Net Assets............................................  $    10,198    $     42,261
                                                        ===========    ============
Shares of beneficial interest outstanding, no par
  value...............................................          996           3,342
                                                        ===========    ============
Net asset value and redemption price per share........  $     10.24    $      12.65
                                                        ===========    ============
Maximum Sales Charge..................................         4.75%           4.75%
                                                        ===========    ============
Maximum offering price (100%/(100% - Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent) per share.....................................  $     10.75    $      13.28
                                                        ===========    ============

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          TAX-EXEMPT                     TREASURY
                                                         MONEY MARKET   MONEY MARKET   MONEY MARKET
                                                             FUND           FUND           FUND
                                                         ------------   ------------   ------------
ASSETS:
Investments in securities, at value (cost $31,808,901,
  $369,625,071, and $97,631,484, respectively).........  $31,808,901    $369,625,071   $97,631,484
Dividends and interest receivable......................      189,942      2,658,564      1,651,492
Prepaid expenses and other assets......................       40,249         68,270          6,859
                                                         -----------    ------------   -----------
  TOTAL ASSETS.........................................   32,039,092    372,351,905     99,289,835
                                                         -----------    ------------   -----------
LIABILITIES:
Distributions payable..................................       75,874      1,442,272        289,278
Accrued expenses:
  Advisory fees........................................        2,483         69,552          7,051
  Administration fees..................................          897         10,216          2,750
  Distribution fees....................................        1,081         34,281          3,402
                                                         -----------    ------------   -----------
  TOTAL LIABILITIES....................................       80,335      1,556,321        302,481
                                                         -----------    ------------   -----------
NET ASSETS.............................................  $31,958,757    $370,795,584   $98,987,354
                                                         ===========    ============   ===========
COMPOSITION OF NET ASSETS:
Paid-in capital........................................  $31,958,757    $370,799,618   $98,990,874
Accumulated net realized losses on investments.........           --         (4,034)        (3,520)
                                                         -----------    ------------   -----------
NET ASSETS.............................................  $31,958,757    $370,795,584   $98,987,354
                                                         ===========    ============   ===========
INSTITUTIONAL SHARES:
Net Assets.............................................  $29,091,337    $265,621,127   $86,620,117
                                                         ===========    ============   ===========
Shares of beneficial interest outstanding..............   29,091,337    265,624,222     86,623,636
                                                         ===========    ============   ===========
Net asset value, offering and redemption price per
  share................................................  $      1.00    $      1.00    $      1.00
                                                         ===========    ============   ===========
INVESTOR SHARES:
Net Assets.............................................  $ 2,857,410    $77,944,677    $ 8,357,227
                                                         ===========    ============   ===========
Shares of beneficial interest outstanding..............    2,857,410     77,945,386      8,357,228
                                                         ===========    ============   ===========
Net asset value, offering and redemption price per
  share................................................  $      1.00    $      1.00    $      1.00
                                                         ===========    ============   ===========
SWEEP SHARES:
Net Assets.............................................  $    10,010    $27,229,780    $ 4,010,010
                                                         ===========    ============   ===========
Shares of beneficial interest outstanding..............       10,010     27,230,010      4,010,010
                                                         ===========    ============   ===========
Net asset value, offering and redemption price per
  share................................................  $      1.00    $      1.00    $      1.00
                                                         ===========    ============   ===========

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                GROWTH &
                                                                 INCOME       BALANCED
                                                                  FUND         FUND(a)
                                                              ------------   -----------
INVESTMENT INCOME:
Interest income.............................................  $    149,141   $   239,876
Dividend income.............................................     1,366,720        79,146
                                                              ------------   -----------
  TOTAL INCOME..............................................     1,515,861       319,022
                                                              ------------   -----------
EXPENSES:
Advisory fees...............................................       608,402        53,602
Administration fees.........................................       162,240        13,401
Shareholder service fees -- Institutional Shares............       242,670        20,101
12b-1 fees -- Investor Shares...............................            37            --
Fund accounting fees........................................        21,102         6,590
Transfer agent fees.........................................        24,981         4,608
Trustees' fees and expenses.................................         5,578           247
Other.......................................................        58,240         6,772
                                                              ------------   -----------
  TOTAL EXPENSES............................................     1,123,250       105,321
  Less: Expenses voluntarily reduced/waived.................      (405,220)      (33,502)
                                                              ------------   -----------
  NET EXPENSES..............................................       718,030        71,819
                                                              ------------   -----------
NET INVESTMENT INCOME.......................................       797,831       247,203
                                                              ------------   -----------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
Realized losses on investments..............................      (528,478)           --
Net change in unrealized appreciation/depreciation on
  investments...............................................   (34,120,918)   (1,070,014)
                                                              ------------   -----------
Net realized and unrealized losses on investments...........   (34,649,396)   (1,070,014)
                                                              ------------   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $(33,851,565)  $  (822,811)
                                                              ============   ===========

---------------

(a) From commencement of operations on January 3, 2001.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                     INTERMEDIATE
                                                       TAX-EXEMPT     GOVERNMENT      SHORT TERM
                                                       BOND FUND      BOND FUND      BOND FUND(a)
                                                       ----------    ------------    -------------
INVESTMENT INCOME:
Interest income......................................   $516,360     $ 4,040,361        $78,966
Dividend income......................................      6,512          63,221          6,302
                                                        --------     -----------        -------
  TOTAL INCOME.......................................    522,872       4,103,582         85,268
                                                        --------     -----------        -------
EXPENSES:
Advisory fees........................................     50,814         302,430          8,147
Administration fees..................................     20,326         120,972          2,963
Shareholder service fees -- Institutional Shares.....     30,479         181,487          4,444
12b-1 fees -- Investor Shares........................          5               9             --
Fund accounting fees.................................     15,621          38,943          4,207
Transfer agent fees..................................     12,912          24,178          2,951
Trustees' fees and expenses..........................        611           6,365            160
Other................................................     10,822          61,526            990
                                                        --------     -----------        -------
  TOTAL EXPENSES.....................................    141,590         735,910         23,862
  Less: Expenses voluntarily reduced/waived..........    (72,790)       (241,972)       (11,110)
                                                        --------     -----------        -------
  NET EXPENSES.......................................     68,800         493,938         12,752
                                                        --------     -----------        -------
NET INVESTMENT INCOME................................    454,072       3,609,644         72,516
                                                        --------     -----------        -------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized losses on investments.......................     (3,626)       (415,277)            (6)
Net change in unrealized appreciation/depreciation on
  investments........................................    451,774       7,113,402        (13,326)
                                                        --------     -----------        -------
Net realized and unrealized gains (losses) on
  investments........................................    448,148       6,698,125        (13,332)
                                                        --------     -----------        -------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.......   $902,220     $10,307,769        $59,184
                                                        ========     ===========        =======

---------------

(a) From commencement of operations on January 5, 2001.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  TAX-EXEMPT                        TREASURY
                                                 MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                   FUND(a)           FUND            FUND(a)
                                                 ------------    ------------    ---------------
INVESTMENT INCOME:
Interest income................................    $455,795       $9,412,007       $1,757,686
Dividend income................................      11,427          209,062           75,098
                                                   --------       ----------       ----------
  TOTAL INCOME.................................     467,222        9,621,069        1,832,784
                                                   --------       ----------       ----------
EXPENSES:
Advisory fees..................................      46,204          596,323          115,655
Administration fees............................      23,102          298,161           57,828
Shareholder service fees -- Institutional
  Shares.......................................      27,495          314,607           68,050
12b-1 fees -- Investor Shares..................       2,746           69,995            8,065
Shareholder service fees -- Sweep Shares.......          10           23,097              202
Fund accounting fees...........................      13,263           37,840           23,881
Transfer agent fees............................      11,980           23,724           24,508
Trustees' fees and expenses....................         344            9,395            1,418
Other..........................................      10,894          102,005           36,912
                                                   --------       ----------       ----------
  TOTAL EXPENSES...............................     136,038        1,475,147          336,519
  Less: Expenses voluntarily reduced/waived....     (65,613)        (628,924)        (161,297)
                                                   --------       ----------       ----------
  NET EXPENSES.................................      70,425          846,223          175,222
                                                   --------       ----------       ----------
NET INVESTMENT INCOME..........................     396,797        8,774,846        1,657,562
                                                   --------       ----------       ----------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
Net realized and unrealized losses on
  investments..................................          --           (3,675)          (3,520)
                                                   --------       ----------       ----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................    $396,797       $8,771,171       $1,654,042
                                                   ========       ==========       ==========

---------------

(a) From commencement of operations on September 6, 2000.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                GROWTH & INCOME FUND               BALANCED FUND
                                         -----------------------------------   ---------------------
                                         SIX MONTHS ENDED      YEAR ENDED        SIX MONTHS ENDED
                                         FEBRUARY 28, 2001   AUGUST 31, 2000   FEBRUARY 28, 2001(a)
                                         -----------------   ---------------   ---------------------
                                            (UNAUDITED)                             (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income..................    $    797,831       $  1,601,864          $   247,203
Net realized gains (losses) on
  investments..........................        (528,478)         4,615,701                   --
Net change in unrealized
  appreciation/depreciation on
  investments..........................     (34,120,918)        18,875,140           (1,070,014)
                                           ------------       ------------          -----------
Change in net assets resulting from
  operations...........................     (33,851,565)        25,092,705             (822,811)
                                           ------------       ------------          -----------
DISTRIBUTIONS TO INSTITUTIONAL
  SHAREHOLDERS FROM:
Net investment income..................        (877,764)        (1,559,669)                  --
Net realized gains.....................      (4,492,418)          (732,902)                  --
DISTRIBUTIONS TO INVESTOR SHAREHOLDERS
  FROM:
Net investment income..................             (60)                --                   --
Net realized gains.....................            (653)                --                   --
                                           ------------       ------------          -----------
Change in net assets from shareholder
  distributions........................      (5,370,895)        (2,292,571)                  --
                                           ------------       ------------          -----------
FUND SHARE TRANSACTIONS:
Proceeds from sale of shares...........      30,607,308         44,731,914           50,968,602
Shares issued in reinvestment of
  distributions........................       3,332,954            964,670                   --
Payments for shares redeemed...........     (11,013,209)       (36,887,953)            (227,454)
                                           ------------       ------------          -----------
Change in net assets from fund share
  transactions.........................      22,927,053          8,808,631           50,741,148
                                           ------------       ------------          -----------
NET INCREASE (DECREASE) IN NET
  ASSETS...............................     (16,295,407)        31,608,765           49,918,337
                                           ------------       ------------          -----------
NET ASSETS:
Beginning of period....................     177,527,964        145,919,199                   --
                                           ------------       ------------          -----------
End of period..........................    $161,232,557       $177,527,964          $49,918,337
                                           ============       ============          ===========

---------------

(a) From commencement of operations on January 3, 2001.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          TAX-EXEMPT                        INTERMEDIATE GOVERNMENT              SHORT TERM
                                           BOND FUND                               BOND FUND                      BOND FUND
                            ---------------------------------------   -----------------------------------   ---------------------
                            SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED      YEAR ENDED        SIX MONTHS ENDED
                            FEBRUARY 28, 2001   AUGUST 31, 2000(a)    FEBRUARY 28, 2001   AUGUST 31, 2000   FEBRUARY 28, 2001(b)
                            -----------------   -------------------   -----------------   ---------------   ---------------------
                               (UNAUDITED)                               (UNAUDITED)                             (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.....     $   454,072          $    99,413         $  3,609,644       $  5,253,647          $   72,516
Net realized gains
 (losses) on
 investments..............          (3,626)             114,810             (415,277)          (594,305)                 (6)
Net change in unrealized
 appreciation/depreciation
 on investments...........         451,774               33,323            7,113,402            619,386             (13,326)
                               -----------          -----------         ------------       ------------          ----------
Change in net assets
 resulting from
 operations...............         902,220              247,546           10,307,769          5,278,728              59,184
                               -----------          -----------         ------------       ------------          ----------
DISTRIBUTIONS TO
 INSTITUTIONAL
 SHAREHOLDERS FROM:
Net investment income.....        (453,995)             (99,413)          (3,609,472)        (5,253,647)            (72,516)
Net realized gains........        (115,063)                  --                   --                 --                  --
DISTRIBUTIONS TO INVESTOR
 SHAREHOLDERS FROM:
Net investment income.....             (77)                  --                 (172)                --                  --
                               -----------          -----------         ------------       ------------          ----------
Change in net assets from
 shareholder
 distributions............        (569,135)             (99,413)          (3,609,644)        (5,253,647)            (72,516)
                               -----------          -----------         ------------       ------------          ----------
FUND SHARE TRANSACTIONS:
Proceeds from sale of
 shares...................       1,857,156           23,356,386            7,118,354         75,132,348           9,941,481
Shares issued in
 reinvestment of
 distributions............          12,556                   --              861,376            574,323              35,651
Payments for shares
 redeemed.................      (3,865,122)          (1,243,643)         (40,166,721)       (25,237,534)             (5,092)
                               -----------          -----------         ------------       ------------          ----------
Change in net assets from
 share transactions.......      (1,995,410)          22,112,743          (32,186,991)        50,469,137           9,972,040
                               -----------          -----------         ------------       ------------          ----------
NET INCREASE (DECREASE) IN
 NET ASSETS...............      (1,662,325)          22,260,876          (25,488,866)        50,494,218           9,958,708
                               -----------          -----------         ------------       ------------          ----------
NET ASSETS:
 Beginning of period......      22,260,876                   --          131,100,730         80,606,512                  --
                               -----------          -----------         ------------       ------------          ----------
 End of period............     $20,598,551          $22,260,876         $105,611,864       $131,100,730          $9,958,708
                               ===========          ===========         ============       ============          ==========

---------------

(a) From commencement of operations on July 24, 2000.

(b) From commencement of operations on January 5, 2001.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 TAX-EXEMPT MONEY                                               TREASURY MONEY
                                    MARKET FUND                 MONEY MARKET FUND                 MARKET FUND
                               ---------------------   -----------------------------------   ---------------------
                                 SIX MONTHS ENDED      SIX MONTHS ENDED      YEAR ENDED        SIX MONTHS ENDED
                               FEBRUARY 28, 2001(a)    FEBRUARY 28, 2001   AUGUST 31, 2000   FEBRUARY 28, 2001(a)
                               ---------------------   -----------------   ---------------   ---------------------
                                    (UNAUDITED)           (UNAUDITED)                             (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income........      $    396,797          $   8,774,846      $  10,221,734        $  1,657,562
Net realized gains (losses)
  on investments.............                --                 (3,675)             1,203              (3,520)
                                   ------------          -------------      -------------        ------------
Change in net assets
  resulting from
  operations.................           396,797              8,771,171         10,222,937           1,654,042
                                   ------------          -------------      -------------        ------------
DISTRIBUTIONS TO
  INSTITUTIONAL SHAREHOLDERS
  FROM:
Net investment income........          (382,145)            (7,530,432)       (10,221,734)         (1,572,399)
DISTRIBUTIONS TO INVESTOR
  SHAREHOLDERS FROM:
Net investment income........           (14,525)              (721,097)                --             (81,249)
DISTRIBUTIONS TO SWEEP
  SHAREHOLDERS FROM:
Net investment income........              (127)              (523,317)                --              (3,914)
Change in net assets from
  shareholder
  distributions..............          (396,797)            (8,774,846)       (10,221,734)         (1,657,562)
                                   ------------          -------------      -------------        ------------
FUND SHARE TRANSACTIONS:
Proceeds from sale of
  shares.....................        48,995,564            340,580,963        340,588,905         156,717,978
Shares issued in reinvestment
  of distributions...........             8,911                496,767            138,869              50,663
Payments for shares
  redeemed...................       (17,045,718)          (246,464,591)      (230,877,852)        (57,777,767)
                                   ------------          -------------      -------------        ------------
Change in net assets from
  fund share transactions....        31,958,757             94,613,139        109,849,922          98,990,874
                                   ------------          -------------      -------------        ------------
NET INCREASE IN NET ASSETS...        31,958,757             94,609,464        109,851,125          98,987,354
                                   ------------          -------------      -------------        ------------
NET ASSETS:
  Beginning of period........                --            276,186,120        166,334,995                  --
                                   ------------          -------------      -------------        ------------
  End of period..............      $ 31,958,757          $ 370,795,584      $ 276,186,120        $ 98,987,354
                                   ============          =============      =============        ============

---------------

(a) From commencement of operations on September 6, 2000.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                              GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          FOR THE SIX      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                          MONTHS ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          FEBRUARY 28,    AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                              2001           2000         1999         1998         1997         1996
                                          ------------    ----------   ----------   ----------   ----------   ----------
                                          (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF
  PERIOD................................    $  34.97       $  30.37     $  23.46     $ 22.18      $ 16.42      $ 14.05
                                            --------       --------     --------     -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................        0.22           0.32         0.30        0.23         0.26         0.24
Net realized and unrealized gains
  (losses) on investments...............       (6.61)          4.75         7.53        1.72         6.12         2.39
                                            --------       --------     --------     -------      -------      -------
Total income (loss) from investment
  operations............................       (6.39)          5.07         7.83        1.95         6.38         2.63
                                            --------       --------     --------     -------      -------      -------
LESS DISTRIBUTIONS:
Net investment income...................       (0.17)         (0.32)       (0.27)      (0.25)       (0.25)       (0.23)
Net realized gain from investments......       (0.88)         (0.15)       (0.65)      (0.42)       (0.37)       (0.03)
                                            --------       --------     --------     -------      -------      -------
Total dividends and distributions.......       (1.05)         (0.47)       (0.92)      (0.67)       (0.62)       (0.26)
                                            --------       --------     --------     -------      -------      -------
NET ASSET VALUE -- END OF PERIOD........    $  27.53       $  34.97     $  30.37     $ 23.46      $ 22.18      $ 16.42
                                            ========       ========     ========     =======      =======      =======
Total Return(a).........................      (18.45)%(b)     16.80%       33.73%       8.84%       39.59%       18.77%

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's)...    $161,108       $177,528     $145,919     $74,131      $70,276      $39,995
Ratio of expenses to average net
  assets................................        0.89%(c)       0.82%        0.87%       0.99%        1.06%        1.27%
Ratio of net investment income to
  average net assets....................        0.98%(c)       0.99%        1.05%       0.96%        1.36%        1.56%
Ratio of expenses to average net assets
  without fee waivers(d)................        1.39%(c)       1.32%        1.37%       1.49%        1.56%        1.77%
Ratio of net investment income to
  average net assets without fee
  waivers(d)............................        0.48%(c)       0.49%        0.55%       0.46%        0.86%        1.06%
Portfolio turnover rate(e)..............           2%            17%           9%         26%          17%          31%

--------------------------------------------------------------------------------

(a) Total Return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                              GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 31.45
                                                                -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.09
Net realized and unrealized losses on investments...........      (3.07)
                                                                -------
Total loss from investment operations.......................      (2.98)
                                                                -------
LESS DISTRIBUTIONS:
Net investment income.......................................      (0.08)
Net realized gain from investments..........................      (0.88)
                                                                -------
Total dividends and distributions...........................      (0.96)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $ 27.51
                                                                =======
Total Return(a).............................................     (18.58)%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................    $   125
Ratio of expenses to average net assets.....................       1.19%(c)
Ratio of net investment income to average net assets........       0.84%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.39%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       0.68%(c)
Portfolio turnover rate(e)..................................          2%

--------------------------------------------------------------------------------

* From the commencement of operations on October 26, 2000 to February 28, 2001.
(a) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                                 BALANCED FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 10.00
                                                                -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.05
Net realized and unrealized losses on investments...........      (0.22)
                                                                -------
Total loss from investment operations.......................      (0.17)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $  9.83
                                                                =======
Total Return(a).............................................      (1.70)%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................    $49,913
Ratio of expenses to average net assets.....................       1.05%(c)
Ratio of net investment income to average net assets........       3.62%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.55%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       3.13%(c)
Portfolio turnover rate(e)..................................          0%

--------------------------------------------------------------------------------

* From the commencement of operations on January 3, 2001 to February 28, 2001.
(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                                 BALANCED FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $10.00
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.01
Net realized and unrealized losses on investments...........      (0.18)
                                                                 ------
Total loss from investment operations.......................      (0.17)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $ 9.83
                                                                 ======
Total Return(a).............................................      (1.70)%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................     $    5
Ratio of expenses to average net assets.....................       1.35%(c)
Ratio of net investment income to average net assets........       4.22%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.55%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       3.96%(c)
Portfolio turnover rate(e)..................................          0%

--------------------------------------------------------------------------------

* From the commencement of operations on February 20, 2001 to February 28, 2001.
(a) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                              TAX-EXEMPT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                              FEBRUARY 28,    AUGUST 31,
                                                                  2001          2000*
                                                              ------------    ----------
                                                              (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 10.07        $ 10.00
                                                                -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.22           0.05
Net realized and unrealized gains on investments............       0.23           0.07
                                                                -------        -------
Total income from investment operations.....................       0.45           0.12
                                                                -------        -------
LESS DISTRIBUTIONS:
Net investment income.......................................      (0.22)         (0.05)
Net realized gain from investments..........................      (0.06)            --
                                                                -------        -------
Total dividends and distributions...........................      (0.28)         (0.05)
                                                                -------        -------
NET ASSET VALUE -- END OF PERIOD............................    $ 10.24        $ 10.07
                                                                =======        =======
Total Return(a).............................................       4.56%(b)       1.16%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................    $20,589        $22,261
Ratio of expenses to average net assets.....................       0.68%(c)       0.87%(c)
Ratio of net investment income to average net assets........       4.47%(c)       4.26%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.48%(c)       1.32%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       3.76%(c)       3.81%(c)
Portfolio turnover rate(e)..................................         12%             9%

--------------------------------------------------------------------------------

* From the commencement of operations on July 24, 2000 to August 31, 2000.
(a) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                              TAX-EXEMPT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $10.17
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.13
Net realized and unrealized gains on investments............       0.07
                                                                 ------
Total income from investment operations.....................       0.20
                                                                 ------
LESS DISTRIBUTIONS:
Net investment income.......................................      (0.13)
                                                                 ------
Total dividends and distributions...........................      (0.13)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $10.24
                                                                 ======
Total Return(a).............................................       3.05%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................     $   10
Ratio of expenses to average net assets.....................       0.98%(c)
Ratio of net investment income to average net assets........       4.13%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.48%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       3.61%(c)
Portfolio turnover rate(e)..................................         12%

--------------------------------------------------------------------------------

* From the commencement of operations on December 26, 2000 to August 31, 2000.
(a) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          FOR THE SIX      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                          MONTHS ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          FEBRUARY 28,    AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                              2001           2000         1999         1998         1997         1996
                                          ------------    ----------   ----------   ----------   ----------   ----------
                                          (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF
  PERIOD................................    $  11.97       $  12.04     $ 13.00      $ 12.61      $ 12.43      $ 12.75
                                            --------       --------     -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................        0.36           0.74        0.72         0.76         0.79         0.76
Net realized and unrealized gains
  (losses) on investments...............        0.68          (0.07)      (0.96)        0.39         0.19        (0.32)
                                            --------       --------     -------      -------      -------      -------
Total income (loss) from investment
  operations............................        1.04           0.67       (0.24)        1.15         0.98         0.44
                                            --------       --------     -------      -------      -------      -------
LESS DISTRIBUTIONS:
Net investment income...................       (0.36)         (0.74)      (0.72)       (0.76)       (0.79)       (0.76)
In excess of net investment income......          --             --          --           --        (0.01)          --
                                            --------       --------     -------      -------      -------      -------
Total dividends and distributions.......       (0.36)         (0.74)      (0.72)       (0.76)       (0.80)       (0.76)
                                            --------       --------     -------      -------      -------      -------
NET ASSET VALUE -- END OF PERIOD........    $  12.65       $  11.97     $ 12.04      $ 13.00      $ 12.61      $ 12.43
                                            ========       ========     =======      =======      =======      =======
Total Return(a).........................        8.83%(b)       5.86%      (1.97)%       9.33%        7.96%        3.48%

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's)...    $105,570       $131,101     $80,607      $72,614      $64,459      $56,764
Ratio of expenses to average net
  assets................................        0.82%(c)       0.79%       0.82%        0.90%        0.96%        1.05%
Ratio of net investment income to
  average net assets....................        5.97%(c)       6.28%       5.69%        5.92%        6.15%        5.97%
Ratio of expenses to average net assets
  without fee waivers(d)................        1.22%(c)       1.14%       1.17%        1.25%        1.31%        1.40%
Ratio of net investment income to
  average net assets without fee
  waivers(d)............................        5.57%(c)       5.93%       5.34%        5.57%        5.80%        5.62%
Portfolio turnover rate(e)..............           2%            14%         16%          32%          19%          20%

--------------------------------------------------------------------------------

(a) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $12.49
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.16
Net realized and unrealized gains on investments............       0.16
                                                                 ------
Total income from investment operations.....................       0.32
                                                                 ------
LESS DISTRIBUTIONS:
Net investment income.......................................      (0.16)
                                                                 ------
Total dividends and distributions...........................      (0.16)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $12.65
                                                                 ======
Total Return(a).............................................       7.00%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................     $   42
Ratio of expenses to average net assets.....................       1.12%(c)
Ratio of net investment income to average net assets........       5.87%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.22%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       5.77%(c)
Portfolio turnover rate(e)..................................          2%

--------------------------------------------------------------------------------

* From the commencement of operations on December 26, 2000 to February 28, 2001.
(a) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                              SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $10.00
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.07
Net realized and unrealized losses on investments...........      (0.01)
                                                                 ------
Total income from investment operations.....................       0.06
                                                                 ------
LESS DISTRIBUTIONS:
Net investment income.......................................      (0.07)
                                                                 ------
Total dividends and distributions...........................      (0.07)
                                                                 ------
NET ASSET VALUE -- END OF PERIOD............................     $ 9.99
                                                                 ======
Total Return(a).............................................       0.64%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................     $9,959
Ratio of expenses to average net assets.....................       0.86%(c)
Ratio of net investment income to average net assets........       4.89%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.61%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       4.14%(c)
Portfolio turnover rate(e)..................................          0%

--------------------------------------------------------------------------------

* From the commencement of operations on January 5, 2001 to February 28, 2001.
(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.017
                                                                -------
Total income from investment operations.....................      0.017
                                                                -------
LESS DISTRIBUTIONS:
Net investment income.......................................     (0.017)
                                                                -------
Total dividends and distributions...........................     (0.017)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $ 1.000
                                                                =======
Total Return(a).............................................       1.71%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................    $29,091
Ratio of expenses to average net assets.....................       0.59%(c)
Ratio of net investment income to average net assets........       3.47%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.17%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       2.89%(c)

--------------------------------------------------------------------------------

* From the commencement of operations on September 6, 2000 to February 28, 2001.
(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.015
                                                                -------
Total income from investment operations.....................      0.015
                                                                -------
LESS DISTRIBUTIONS:
Net investment income.......................................     (0.015)
                                                                -------
Total dividends and distributions...........................     (0.015)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $ 1.000
                                                                =======
Total Return(a).............................................       1.46%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................    $ 2,857
Ratio of expenses to average net assets.....................       1.09%(c)
Ratio of net investment income to average net assets........       2.65%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.42%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       2.31%(c)

--------------------------------------------------------------------------------

* From the commencement of operations on October 4, 2000 to February 28, 2001.
(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
SWEEP SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.016
                                                                -------
Total income from investment operations.....................      0.016
                                                                -------
LESS DISTRIBUTIONS:
Net investment income.......................................     (0.016)
                                                                -------
Total dividends and distributions...........................     (0.016)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $ 1.000
                                                                =======
Total Return(a).............................................       1.58%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................    $    10
Ratio of expenses to average net assets.....................       0.84%(c)
Ratio of net investment income to average net assets........       3.16%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.17%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       2.83%(c)

--------------------------------------------------------------------------------

* From the commencement of operations on October 5, 2000 to February 28, 2001.
(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                               MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 FOR THE SIX      FOR THE       FOR THE
                                                 MONTHS ENDED    YEAR ENDED    YEAR ENDED
                                                 FEBRUARY 28,    AUGUST 31,    AUGUST 31,
                                                     2001           2000         1999*
                                                 ------------    ----------    ----------
                                                 (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD.........    $  1.000       $  1.000      $  1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................       0.030          0.055         0.007
                                                   --------       --------      --------
Total income from investment operations........       0.030          0.055         0.007
                                                   --------       --------      --------
LESS DISTRIBUTIONS:
Net investment income..........................      (0.030)        (0.055)       (0.007)
                                                   --------       --------      --------
Total dividends and distributions..............      (0.030)        (0.055)       (0.007)
                                                   --------       --------      --------
NET ASSET VALUE -- END OF PERIOD...............    $  1.000       $  1.000      $  1.000
                                                   ========       ========      ========
Total Return(a)................................        3.01%(b)       5.60%         0.67%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's)..........    $265,621       $276,186      $166,335
Ratio of expenses to average net assets........        0.50%(c)       0.51%         0.51%(c)
Ratio of net investment income to average net
  assets.......................................        5.98%(c)       5.50%         4.35%(c)
Ratio of expenses to average net assets without
  fee waivers(d)...............................        0.96%(c)       1.02%         1.02%(c)
Ratio of net investment income to average net
  assets without fee waivers(d)................        5.52%(c)       4.99%         3.84%(c)

--------------------------------------------------------------------------------

* From the commencement of operations on July 7, 1999 to August 31, 1999.
(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                               MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.027
                                                                -------
Total income from investment operations.....................      0.027
                                                                -------
LESS DISTRIBUTIONS:
Net investment income.......................................     (0.027)
                                                                -------
Total dividends and distributions...........................     (0.027)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $ 1.000
                                                                =======
Total Return(a).............................................       2.75%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................    $77,945
Ratio of expenses to average net assets.....................       1.00%(c)
Ratio of net investment income to average net assets........       5.15%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.21%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       4.96%(c)

--------------------------------------------------------------------------------

* From the commencement of operations on October 4, 2000 to February 28, 2001.
(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                               MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
SWEEP SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.029
                                                                -------
Total income from investment operations.....................      0.029
                                                                -------
LESS DISTRIBUTIONS:
Net investment income.......................................     (0.029)
                                                                -------
Total dividends and distributions...........................     (0.029)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $ 1.000
                                                                =======
Total Return(a).............................................       2.88%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................    $27,230
Ratio of expenses to average net assets.....................       0.75%(c)
Ratio of net investment income to average net assets........       5.66%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       0.96%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       5.46%(c)

--------------------------------------------------------------------------------

* From the commencement of operations on September 5, 2000 to February 28, 2001.
(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                           TREASURY MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.028
                                                                -------
Total income from investment operations.....................      0.028
                                                                -------
LESS DISTRIBUTIONS:
Net investment income.......................................     (0.028)
                                                                -------
Total dividends and distributions...........................     (0.028)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $ 1.000
                                                                =======
Total Return(a).............................................       2.82%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................    $86,620
Ratio of expenses to average net assets.....................       0.58%(c)
Ratio of net investment income to average net assets........       5.78%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.15%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       5.20%(c)

--------------------------------------------------------------------------------

* From the commencement of operations on September 6, 2000 to February 28, 2001.
(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                           TREASURY MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.025
                                                                -------
Total income from investment operations.....................      0.025
                                                                -------
LESS DISTRIBUTIONS:
Net investment income.......................................     (0.025)
                                                                -------
Total dividends and distributions...........................     (0.025)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $ 1.000
                                                                =======
Total Return(a).............................................       2.57%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................    $ 8,357
Ratio of expenses to average net assets.....................       1.08%(c)
Ratio of net investment income to average net assets........       5.04%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.40%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       4.72%(c)

--------------------------------------------------------------------------------

* From the commencement of operations on October 4, 2000 to February 28, 2001.
(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                           TREASURY MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              FEBRUARY 28,
                                                                 2001*
                                                              ------------
                                                              (UNAUDITED)
SWEEP SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................    $ 1.000
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.027
                                                                -------
Total income from investment operations.....................      0.027
                                                                -------
LESS DISTRIBUTIONS:
Net investment income.......................................     (0.027)
                                                                -------
Total dividends and distributions...........................     (0.027)
                                                                -------
NET ASSET VALUE -- END OF PERIOD............................    $ 1.000
                                                                =======
Total Return(a).............................................       2.69%(b)

RATIOS AND SUPPLEMENTARY DATA:
------------------------------
Net assets, at end of period ($000's).......................    $ 4,010
Ratio of expenses to average net assets.....................       0.83%(c)
Ratio of net investment income to average net assets........       4.85%(c)
Ratio of expenses to average net assets without fee
  waivers(d)................................................       1.15%(c)
Ratio of net investment income to average net assets without
  fee waivers(d)............................................       4.54%(c)

--------------------------------------------------------------------------------

* From the commencement of operations on October 5, 2000 to February 28, 2001.
(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
(b)  Not annualized.
(c)  Annualized.
(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

              See accompanying notes to the financial statements.

                              LEADER MUTUAL FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION AND FUND DESCRIPTION

LEADER Mutual Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on April 28, 1994, and is authorized to issue an unlimited number of shares of beneficial interest in multiple series. Two series commenced investment operations on September 1, 1994, the LEADER Growth & Income Fund and the LEADER Intermediate Government Bond Fund, one series commenced investment operations on July 7, 1999, the LEADER Money Market Fund, and one series commenced investment operations on July 24, 2000, the LEADER Tax-Exempt Bond Fund. Two series commenced investment operations on September 6, 2000, the LEADER Tax-Exempt Money Market Fund and the LEADER Treasury Money Market Fund, one series commenced investment operations on January 3, 2001, the LEADER Balanced Fund, and one series commenced investment operations on January 5, 2001, the LEADER Short Term Bond Fund (collectively, the "Funds" and individually, a "Fund"). All Funds, excluding the LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund, are referred to as the "Variable Funds". The LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund are referred to as the "Money Market Funds".

On September 1, 2000, the Magna Growth & Income Fund, the Magna Intermediate Government Bond Fund, the Magna Tax-Exempt Bond Fund and the Magna Money Market Fund became the LEADER Growth & Income Fund, the LEADER Intermediate Government Bond Fund, the LEADER Tax-Exempt Bond Fund and the LEADER Money Market Fund.

The investment objectives of the LEADER Mutual Funds are as follows:

FUND                                            OBJECTIVE
----                                            ---------
Growth & Income Fund                            Seeks long-term growth of capital, current
                                                income and growth of income.
Balanced Fund                                   Seeks to maximize total return through a
                                                combination of growth of capital and current
                                                income consistent with the preservation of
                                                capital.
Tax-Exempt Bond Fund                            Seeks current income that is exempt from
                                                federal income tax consistent with the
                                                preservation of capital.
Intermediate Government Bond Fund               Seeks current income consistent with the
                                                preservation of capital.
Short Term Bond Fund                            Seeks to provide a high level of current
                                                income consistent with the preservation of
                                                capital.

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

FUND                                            OBJECTIVE
----                                            ---------
Tax-Exempt Money Market Fund                    Seeks maximum current income exempt from
                                                federal income tax consistent with the
                                                preservation of capital and liquidity.
Money Market Fund                               Seeks maximum current income with the
                                                preservation of capital and liquidity.
Treasury Money Market Fund                      Seeks a high level of current income
                                                consistent with stability of principal and
                                                liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: The variable net asset funds are valued as followed:
Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.

The Money Market Funds' securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon time and price which, in the case of the Funds' transactions, is usually within seven days. The total amount received by the Funds on repurchase agreements is calculated to exceed the price paid by the Funds, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and will not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities. Repurchase agreements will be fully collateralized at all times. However, to the extent that the proceeds from any sale upon default in the obligation to repurchase is less than the repurchase price, the Funds would suffer a loss. Also, the Funds might incur costs and encounter delays in liquidating collateral.

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

Dividends and Distributions to Shareholders: The Funds pay dividends to their shareholders from the Funds' respective net investment income. Income dividends on the Growth & Income Fund and the Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared and paid monthly. Each Fund also distributes all of its net capital gains, if any, on an annual basis, normally in December. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

Estimates: The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Union Planters Bank, N.A. ("UPC"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. UPC has voluntarily agreed to reduce its fees for each Fund as follows:

                                                                 ANNUAL FEE         ANNUAL FEE
                                                              BEFORE VOLUNTARY    AFTER VOLUNTARY
FUND                                                             REDUCTION           REDUCTION
----                                                          ----------------    ---------------
LEADER Growth & Income Fund.................................        0.75%              0.65%
LEADER Balanced Fund........................................        0.80%              0.60%
LEADER Tax-Exempt Bond Fund.................................        0.50%              0.00%
LEADER Intermediate Government Bond Fund....................        0.50%              0.40%
LEADER Short Term Bond Fund.................................        0.55%              0.10%
LEADER Tax-Exempt Money Market Fund.........................        0.40%              0.10%
LEADER Money Market Fund....................................        0.40%              0.25%
LEADER Treasury Money Market Fund...........................        0.40%              0.12%

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

For the period ended February 28, 2001, UPC voluntarily waived investment advisory fees in the following amounts:

FUND                                                           FEES WAIVED
----                                                           -----------
LEADER Growth & Income Fund.................................     $162,550
LEADER Balanced Fund........................................     $ 13,401
LEADER Tax-Exempt Bond Fund.................................     $ 42,311
LEADER Intermediate Government Bond Fund....................     $ 60,485
LEADER Short Term Bond Fund.................................     $  6,666
LEADER Tax-Exempt Money Market Fund.........................     $ 34,653
LEADER Money Market Fund....................................     $269,594
LEADER Treasury Money Market Fund...........................     $ 84,573

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS serves the Trust as distributor, administrator, transfer agent and fund accountant. Certain officers of the Trust are affiliated with BISYS and such officers are not paid any fees directly by the Funds for serving as officers of the Trust. As administrator, BISYS voluntarily waived administrative fees for the period ending February 28, 2001 in the following amounts:

FUND                                                           FEES WAIVED
----                                                           -----------
LEADER Tax-Exempt Money Market Fund.........................      $ 3,465
LEADER Money Market Fund....................................      $44,723
LEADER Treasury Money Market Fund...........................      $ 8,674

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

Each Fund, with respect to the Institutional Shares, has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The purpose of each plan is to compensate the Funds' Distributor for expenses borne in connection with the provision of personal services provided to investors and/or maintenance of shareholder accounts, at an annual rate not to exceed 0.30% of the average daily net assets of Institutional Shares of each Variable Fund, and 0.25% of the average daily net assets of Institutional Shares of each Money Market Fund. For the period ended February 28, 2001, BISYS (the "Distributor") voluntarily waived the entire 0.30% for each Variable Fund, and 0.25% for each Money Market Fund amounting to following amounts:

                                                                SERVICE PLAN
FUND                                                            FEES WAIVED
----                                                            ------------
LEADER Growth & Income Fund.................................      $242,670
LEADER Balanced Fund........................................      $ 20,101
LEADER Tax-Exempt Bond Fund.................................      $ 30,479
LEADER Intermediate Government Bond Fund....................      $181,487
LEADER Short Term Bond Fund.................................      $  4,444
LEADER Tax-Exempt Money Market Fund.........................      $ 27,495
LEADER Money Market Fund....................................      $314,607
LEADER Treasury Money Market Fund...........................      $ 68,050

BISYS is entitled to receive commissions on sales of shares of the Funds for the period ended February 28, 2001, BISYS received $7,737 of commissions on sales of shares of the Funds, of which $7,737 was allowed to affiliated broker/dealers of the Funds.

Each of the Trust's Trustees who are not affiliated with UPC or BISYS receives an annual fee of $5,000 plus $500 for each meeting attended.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund for the period ended February 28, 2001 were as follows:

                                                               PURCHASES        SALES
                                                              -----------    -----------
LEADER Growth & Income Fund.................................  $13,938,861    $ 3,440,735
LEADER Balanced Fund........................................  $43,407,329    $        --
LEADER Tax-Exempt Bond Fund.................................  $ 2,388,991    $ 5,628,435
LEADER Intermediate Government Bond Fund....................  $ 2,485,340    $34,587,945
LEADER Short Term Bond Fund.................................  $ 3,760,788    $        --

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS

Each Variable Fund offers two classes of shares: Institutional and Investor. Each Money Market Fund offers three classes of shares: Institutional, Investor and Sweep. Each share represents an equal proportionate interest in a Fund with other shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. Institutional Shares are the continuation of the Fund's single class of shares, Class A Shares, which existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. The following is a summary of transactions in Fund shares for the period ending February 28, 2001:

                                                                GROWTH & INCOME FUND          BALANCED FUND(a)
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
CAPITAL TRANSACTIONS:                                         ---------    -----------    ---------    -----------
INSTITUTIONAL SHARES:
 Proceeds from shares issued................................  1,017,478    $30,475,079    5,102,086    $50,963,782
 Dividends reinvested.......................................    113,861      3,332,240           --             --
 Cost of shares redeemed....................................   (356,476)   (11,012,974)     (23,115)      (227,454)
                                                              ---------    -----------    ---------    -----------
 Net change.................................................    774,863    $22,794,345    5,078,971    $50,736,328
                                                              =========    ===========    =========    ===========
INVESTOR SHARES:
 Proceeds from shares issued................................      4,505    $   132,229          492    $     4,820
 Dividends reinvested.......................................         24            714           --             --
 Cost of shares redeemed....................................         (8)          (235)          --             --
                                                              ---------    -----------    ---------    -----------
 Net change.................................................      4,521    $   132,708          492    $     4,820
                                                              =========    ===========    =========    ===========

                                                                           INTERMEDIATE GOVERNMENT           SHORT TERM
                                                TAX-EXEMPT BOND FUND              BOND FUND                 BOND FUND(b)
                                               -----------------------    --------------------------    ---------------------
                                                SHARES       AMOUNT         SHARES         AMOUNT       SHARES       AMOUNT
CAPITAL TRANSACTIONS:                          --------    -----------    ----------    ------------    -------    ----------
INSTITUTIONAL SHARES:
 Proceeds from shares issued.................   182,000    $ 1,847,073       560,944    $  7,076,605    994,166    $9,941,481
 Dividends reinvested........................     1,206         12,513        71,043         861,320      3,565        35,651
 Cost of shares redeemed.....................  (383,808)    (3,865,122)   (3,238,479)    (40,166,721)      (510)       (5,092)
                                               --------    -----------    ----------    ------------    -------    ----------
 Net change..................................  (200,602)   $(2,005,536)   (2,606,492)   $(32,228,796)   997,221    $9,972,040
                                               --------    -----------    ----------    ------------    -------    ----------
INVESTOR SHARES:
 Proceeds from shares issued.................       991    $    10,083         3,337    $     41,749
 Dividends reinvested........................         4             43             4              56
 Cost of shares redeemed.....................        --             --            --              --
                                               --------    -----------    ----------    ------------
 Net change..................................       995    $    10,126         3,341    $     41,805
                                               --------    -----------    ----------    ------------

                                                   TAX-EXEMPT                                                   TREASURY
                                              MONEY MARKET FUND(c)           MONEY MARKET FUND            MONEY MARKET FUND(c)
                                           --------------------------   ----------------------------   --------------------------
                                             SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
CAPITAL TRANSACTIONS:                      -----------   ------------   ------------   -------------   -----------   ------------
INSTITUTIONAL SHARES:
 Proceeds from shares issued.............   44,846,772   $ 44,846,772    213,703,904   $ 213,703,904   143,117,022   $143,117,022
 Dividends reinvested....................           --             --         56,487          56,487            --             --
 Cost of shares redeemed.................  (15,755,435)   (15,755,435)  (224,322,648)   (224,322,648)  (56,493,386)   (56,493,386)
                                           -----------   ------------   ------------   -------------   -----------   ------------
 Net change..............................   29,091,337   $ 29,091,337    (10,562,257)  $ (10,562,257)   86,623,636   $ 86,623,636
                                           -----------   ------------   ------------   -------------   -----------   ------------
INVESTOR SHARES:
 Proceeds from shares issued.............    4,138,782   $  4,138,782     95,627,049   $  95,627,049     9,590,946   $  9,590,946
 Dividends reinvested....................        8,911          8,911        440,280         440,280        50,663         50,663
 Cost of shares redeemed.................   (1,290,283)    (1,290,283)   (18,121,943)    (18,121,943)   (1,284,381)    (1,284,381)
                                           -----------   ------------   ------------   -------------   -----------   ------------
 Net change..............................    2,857,410   $  2,857,410     77,945,386   $  77,945,386     8,357,228   $  8,357,228
                                           -----------   ------------   ------------   -------------   -----------   ------------
SWEEP SHARES:
 Proceeds from shares issued.............       10,010   $     10,010     31,250,010   $  31,250,010     4,010,010   $  4,010,010
 Dividends reinvested....................           --             --             --              --            --             --
 Cost of shares redeemed.................           --             --     (4,020,000)     (4,020,000)           --             --
                                           -----------   ------------   ------------   -------------   -----------   ------------
 Net change..............................       10,010   $     10,010     27,230,010   $  27,230,010     4,010,010   $  4,010,010
                                           -----------   ------------   ------------   -------------   -----------   ------------

---------------

(a) From commencement of operations on January 3, 2001 to February 28, 2001.

(b) From commencement of operations on January 5, 2001 to February 28, 2001.

(c) From commencement of operations on September 6, 2000 to February 28, 2001.

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

                       FOR THE YEAR ENDED AUGUST 31, 2000

                                                          INTERMEDIATE
                                                           GOVERNMENT                  TAX-EXEMPT
                           GROWTH & INCOME FUND             BOND FUND                 BOND FUND(a)
                         ------------------------   -------------------------   ------------------------
                           SHARES       AMOUNT        SHARES        AMOUNT       SHARES        AMOUNT
                         ----------   -----------   ----------   ------------   ---------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
 Proceeds from shares
   issued..............   1,363,647   $44,731,914    6,342,963   $ 75,132,348   2,334,944   $ 23,356,386
 Dividends reinvested..      29,650       964,670       48,371        574,323          --             --
 Cost of shares
   redeemed............  (1,121,361)  (36,887,953)  (2,131,822)   (25,237,534)   (123,723)    (1,243,643)
                         ----------   -----------   ----------   ------------   ---------   ------------
 Net change............     271,936   $ 8,808,631    4,259,512   $ 50,469,137   2,211,221   $ 22,112,743
                         ==========   ===========   ==========   ============   =========   ============


                              MONEY MARKET FUND
                         ----------------------------
                            SHARES         AMOUNT
                         ------------   -------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
 Proceeds from shares
   issued..............   340,588,905   $ 340,588,905
 Dividends reinvested..       138,869         138,869
 Cost of shares
   redeemed............  (230,877,852)   (230,877,852)
                         ------------   -------------
 Net change............   109,849,922   $ 109,849,922
                         ============   =============

---------------

(a) From commencement of operations on July 24, 2000.

                      (This Page Intentionally Left Blank)

                               INVESTMENT ADVISER
                   Union Planters Bank, National Association
                            One South Church Street
                                   Suite 500
                           Belleville, Illinois 62220

                           ADMINISTRATOR & DISTRIBUTOR
                             BISYS Fund Services L.P.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                              TRANSFER AND DIVIDEND
                                   PAYING AGENT
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    CUSTODIAN
                    Union Planters Bank, National Association
                             One South Church Street
                                    Suite 500
                           Belleville, Illinois 62220

                             INDEPENDENT ACCOUNTANTS
                                     KPMG LLP
                              Two Nationwide Plaza
                              Columbus, Ohio 43215

                                  LEGAL COUNSEL
                                   Ropes &Gray
                             One International Place
                           Boston, Massachusetts 02110



                                   QUESTIONS?
              CALL 1-800-219-4182 OR YOUR INVESTMENT REPRESENTATIVE

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